Schedule of Investments (unaudited) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
Affirm Asset Securitization Trust(a)
Series 2022-A, Class 1A, 4.30%, 05/17/27	$9,250	$9,190,703
Series 2022-Z1, Class A, 4.55%, 06/15/27	1,651	1,637,637
Series 2023-A, Class 1A, 6.61%, 01/18/28	11,537	11,607,006
Series 2023-B, Class A, 6.82%, 09/15/28	27,200	27,605,299
Series 2023-B, Class B, 7.44%, 09/15/28	5,710	5,799,457
Series 2023-B, Class C, 7.81%, 09/15/28	4,850	4,938,412
Series 2023-X1, Class A, 7.11%, 11/15/28	17,254	17,335,983
Series 2023-X1, Class B, 7.77%, 11/15/28	3,100	3,143,979
Series 2024-A1, Class B, 5.93%, 02/15/29	3,640	3,630,634
Avant Loans Funding Trust, Series 2021-REV1, Class C, 2.30%, 07/15/30(a)	2,220	2,154,834
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	516	484,176
Exeter Automobile Receivables Trust
Series 2022-1A, Class C, 2.56%, 06/15/28	4,372	4,312,234
Series 2022-2A, Class B, 3.65%, 10/15/26	3,549	3,538,900
Series 2022-2A, Class C, 3.85%, 07/17/28	1,000	985,744
JPMorgan Chase Bank NA(a)
Series 2021-2, Class B, 0.89%, 12/26/28	1,900	1,866,682
Series 2021-3, Class B, 0.76%, 02/26/29	5,669	5,502,501
Netcredit Combined Receivables LLC, Series 2023-A, Class A, 7.78%, 12/20/27(a)	9,353	9,357,232
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	470,409
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class B, 5.28%, 05/15/32(a)	6,686	6,648,356
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31(a)	1,305	1,286,372
Upstart Securitization Trust(a)
Series 2021-5, Class A, 1.31%, 11/20/31	158	157,218
Series 2021-5, Class B, 2.49%, 11/20/31	4,500	4,427,324
Series 2022-4, Class A, 5.98%, 08/20/32	6,553	6,528,325
Westlake Automobile Receivables Trust, Series 2022- 1A, Class B, 2.75%, 03/15/27(a)	7,606	7,567,782

Total Asset-Backed Securities — 2.1% (Cost: $139,189,048)		140,177,199

	Shares

Common Stocks

Aerospace & Defense — 0.4%
BWX Technologies, Inc.	5,432	557,432
General Dynamics Corp.	29,527	8,341,082
General Electric Co.	15,390	2,701,407
HEICO Corp.	3,840	733,440
Howmet Aerospace, Inc.	11,228	768,332
Huntington Ingalls Industries, Inc.	2,008	585,272
Lockheed Martin Corp.	19,456	8,849,951
Northrop Grumman Corp.	2,664	1,275,150

		23,812,066

Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	5,419	658,788

Automobile Components — 0.0%
Gentex Corp.	14,804	534,720

Beverages — 0.3%
Brown-Forman Corp., Class B	12,979	669,976
Coca-Cola Co.	55,385	3,388,454

Security	Shares	Value

Beverages (continued)
Constellation Brands, Inc., Class A	3,851	$1,046,548
Keurig Dr. Pepper, Inc.	30,316	929,792
Monster Beverage Corp.(b)	20,478	1,213,936
PepsiCo, Inc.	60,268	10,547,502

		17,796,208

Biotechnology — 0.4%
AbbVie, Inc.	59,635	10,859,533
Amgen, Inc.	24,564	6,984,036
Gilead Sciences, Inc.	93,103	6,819,795
Incyte Corp.(b)	10,035	571,694
Neurocrine Biosciences, Inc.(b)	4,380	604,090
Regeneron Pharmaceuticals, Inc.(b)	1,659	1,596,771
Vertex Pharmaceuticals, Inc.(b)	3,962	1,656,156

		29,092,075

Broadline Retail — 0.1%
Amazon.com, Inc.(b)	49,544	8,936,747

Building Products — 0.1%
Armstrong World Industries, Inc.	4,208	522,718
Builders FirstSource, Inc.(b)	3,732	778,309
Lennox International, Inc.	1,361	665,202
Masco Corp.	8,421	664,249
Trane Technologies PLC	4,161	1,249,132
Trex Co., Inc.(b)	6,171	615,557

		4,495,167

Capital Markets — 0.1%
FactSet Research Systems, Inc.	1,384	628,876
Moody’s Corp.	3,208	1,260,840
S&P Global, Inc.	4,565	1,942,179

		3,831,895

Chemicals — 0.1%
DuPont de Nemours, Inc.	11,151	854,947
Ecolab, Inc.	5,223	1,205,991
Linde PLC	6,251	2,902,464
RPM International, Inc.	5,387	640,784
Sherwin-Williams Co.	4,258	1,478,931

		7,083,117

Commercial Services & Supplies — 0.1%
Cintas Corp.	1,846	1,268,257
Clean Harbors, Inc.(b)	3,002	604,333
Copart, Inc.(b)	19,232	1,113,917
GFL Environmental, Inc.	16,953	584,879
Republic Services, Inc.	5,903	1,130,070
Rollins, Inc.	16,035	741,940
Waste Connections, Inc.	5,485	943,475
Waste Management, Inc.	6,594	1,405,511

		7,792,382

Communications Equipment — 0.2%
Arista Networks, Inc.(b)	5,310	1,539,794
Cisco Systems, Inc.	193,703	9,667,717
Motorola Solutions, Inc.	3,234	1,148,005

		12,355,516

Construction & Engineering — 0.0%
Comfort Systems USA, Inc.	1,966	624,618
EMCOR Group, Inc.	1,996	698,999
Quanta Services, Inc.	3,570	927,486

		2,251,103

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials — 0.0%
Eagle Materials, Inc.	2,204	$598,937
Martin Marietta Materials, Inc.	1,491	915,385
Vulcan Materials Co.	3,238	883,715

		2,398,037

Consumer Staples Distribution & Retail — 0.3%
Casey’s General Stores, Inc.	2,030	646,453
Costco Wholesale Corp.	5,505	4,033,128
Kroger Co.	137,340	7,846,234
Sprouts Farmers Market, Inc.(b)	8,462	545,630
Sysco Corp.	11,104	901,423
Walmart, Inc.	94,453	5,683,237

		19,656,105

Containers & Packaging — 0.1%
Amcor PLC	263,365	2,504,601
Avery Dennison Corp.	2,996	668,857
Packaging Corp. of America	8,063	1,530,196

		4,703,654

Distributors — 0.0%
Pool Corp.	1,545	623,408

Diversified Consumer Services — 0.1%
H&R Block, Inc.	81,078	3,981,741

Diversified Telecommunication Services — 0.0%
BCE, Inc.	22,413	761,594
Verizon Communications, Inc.	57,812	2,425,791

		3,187,385

Electric Utilities — 0.6%
Alliant Energy Corp.	844	42,538
Constellation Energy Corp.	6,097	1,127,030
Duke Energy Corp.	86,892	8,403,325
Evergy, Inc.	26,805	1,430,851
OGE Energy Corp.	80,531	2,762,213
Pinnacle West Capital Corp.	99,046	7,401,708
Southern Co.	118,953	8,533,688
Xcel Energy, Inc.	139,684	7,508,015

		37,209,368

Electrical Equipment — 0.1%
AMETEK, Inc.	5,144	940,837
Eaton Corp. PLC	6,134	1,917,979
Hubbell, Inc.	1,853	769,088
nVent Electric PLC	8,775	661,635

		4,289,539

Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., Class A	11,086	1,278,770
Cognex Corp.	13,599	576,870
TE Connectivity Ltd.	6,709	974,415
Teledyne Technologies, Inc.(b)	1,601	687,341

		3,517,396

Entertainment — 0.0%
Walt Disney Co.	24,779	3,031,958

Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(b)	20,547	8,640,424
Jack Henry & Associates, Inc.	3,416	593,462
Mastercard, Inc., Class A	11,255	5,420,070
Visa, Inc., Class A	24,370	6,801,180

		21,455,136

Food Products — 0.7%
Campbell Soup Co.	172,299	7,658,691

Security	Shares	Value

Food Products (continued)
Conagra Brands, Inc.	63,181	$1,872,685
Flowers Foods, Inc.	304,189	7,224,489
General Mills, Inc.	118,659	8,302,570
Hershey Co.	4,607	896,061
Hormel Foods Corp.	21,315	743,680
Ingredion, Inc.	23,067	2,695,379
Kellanova	139,110	7,969,612
Kraft Heinz Co.	219,381	8,095,159
McCormick & Co., Inc.	9,582	735,993
Mondelez International, Inc., Class A	21,284	1,489,880
Post Holdings, Inc.(b)	4,957	526,830

		48,211,029

Gas Utilities — 0.1%
Atmos Energy Corp.	65,047	7,732,137

Ground Transportation — 0.2%
Canadian National Railway Co.	10,585	1,394,150
Canadian Pacific Kansas City Ltd.	15,644	1,379,332
CSX Corp.	33,949	1,258,490
JB Hunt Transport Services, Inc.	3,360	669,480
Norfolk Southern Corp.	4,308	1,097,980
Old Dominion Freight Line, Inc.	4,714	1,033,827
Saia, Inc.(b)	1,060	620,100
Union Pacific Corp.	33,715	8,291,530

		15,744,889

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	80,475	9,146,789
Becton Dickinson & Co.	5,088	1,259,026
Boston Scientific Corp.(b)	22,962	1,572,667
Cooper Cos., Inc.	7,010	711,235
Edwards Lifesciences Corp.(b)	11,936	1,140,604
Hologic, Inc.(b)	8,739	681,292
IDEXX Laboratories, Inc.(b)	1,754	947,037
Intuitive Surgical, Inc.(b)	5,243	2,092,429
Medtronic PLC	35,487	3,092,692
Penumbra, Inc.(b)	2,310	515,546
ResMed, Inc.	4,279	847,370
STERIS PLC	3,107	698,516
Stryker Corp.	5,526	1,977,590
Zimmer Biomet Holdings, Inc.	5,927	782,245

		25,465,038

Health Care Providers & Services — 0.4%
Cardinal Health, Inc.	60,181	6,734,254
Chemed Corp.	873	560,405
CVS Health Corp.	37,107	2,959,654
Henry Schein, Inc.(b)	7,416	560,056
Laboratory Corp. of America Holdings	3,065	669,580
Patterson Cos., Inc.	186,250	5,149,813
Quest Diagnostics, Inc.	54,579	7,265,011

		23,898,773

Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(b)	4,019	931,162

Hotels, Restaurants & Leisure — 0.4%
Booking Holdings, Inc.	510	1,850,219
Chipotle Mexican Grill, Inc.(b)	476	1,383,623
Darden Restaurants, Inc.	38,963	6,512,665
Hilton Worldwide Holdings, Inc.	4,973	1,060,791
McDonald’s Corp.	9,477	2,672,040
Restaurant Brands International, Inc.	10,857	862,589
Starbucks Corp.	17,916	1,637,343

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	3,733	$576,636
Wendy’s Co.	343,064	6,463,326
Yum! Brands, Inc.	6,351	880,566

		23,899,798

Household Durables — 0.0%
D.R. Horton, Inc.	6,906	1,136,382
Garmin Ltd.	5,379	800,772
NVR, Inc.(b)	95	769,496
PulteGroup, Inc.	6,641	801,038

		3,507,688

Household Products — 0.3%
Church & Dwight Co., Inc.	7,116	742,270
Colgate-Palmolive Co.	14,306	1,288,255
Kimberly-Clark Corp.	62,404	8,071,957
Procter & Gamble Co.	71,506	11,601,849

		21,704,331

Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp., Class A	38,155	937,468

Industrial Conglomerates — 0.0%
Honeywell International, Inc.	9,712	1,993,388

Insurance — 0.8%
Aflac, Inc.	84,073	7,218,508
American Financial Group, Inc.	11,447	1,562,287
Axis Capital Holdings Ltd.	26,182	1,702,354
Everest Group Ltd.	18,521	7,362,097
Hartford Financial Services Group, Inc.	70,906	7,306,863
Old Republic International Corp.	234,655	7,208,602
Reinsurance Group of America, Inc.	38,098	7,348,342
Travelers Cos., Inc.	31,012	7,137,102
Unum Group	134,619	7,223,655

		54,069,810

Interactive Media & Services — 0.3%
Alphabet, Inc., Class A(b)	62,000	9,357,660
Meta Platforms, Inc., Class A	17,662	8,576,314

		17,933,974

IT Services — 0.3%
Accenture PLC, Class A	8,702	3,016,200
Amdocs Ltd.	81,176	7,335,875
Cognizant Technology Solutions Corp., Class A	11,472	840,783
International Business Machines Corp.	35,403	6,760,557
VeriSign, Inc.(b)	3,446	653,052

		18,606,467

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	6,467	941,013
Danaher Corp.	9,972	2,490,208
Thermo Fisher Scientific, Inc.	4,988	2,899,075
West Pharmaceutical Services, Inc.	2,111	835,344

		7,165,640

Machinery — 0.2%
Dover Corp.	4,304	762,626
Fortive Corp.	9,119	784,416
Graco, Inc.	6,915	646,276
IDEX Corp.	2,757	672,763
Illinois Tool Works, Inc.	5,048	1,354,530
Ingersoll Rand, Inc.	9,712	922,154
Lincoln Electric Holdings, Inc.	2,401	613,311
Nordson Corp.	2,342	642,973
Otis Worldwide Corp.	9,330	926,189

Security	Shares	Value

Machinery (continued)
Parker-Hannifin Corp.	2,316	$1,287,210
Pentair PLC	7,804	666,774
Snap-on, Inc.	2,225	659,089
Toro Co.	6,040	553,445
Westinghouse Air Brake Technologies Corp.	5,232	762,198
Xylem, Inc./New York	6,366	822,742

		12,076,696

Media — 0.1%
Comcast Corp., Class A	55,293	2,396,952
New York Times Co., Class A	12,104	523,135
News Corp., Class A	23,645	619,026
Omnicom Group, Inc.	15,220	1,472,687

		5,011,800

Metals & Mining — 0.0%
Franco-Nevada Corp.	6,224	741,652
Reliance, Inc.	2,041	682,061

		1,423,713

Multi-Utilities — 0.5%
CenterPoint Energy, Inc.	66,299	1,888,859
CMS Energy Corp.	77,412	4,671,040
Consolidated Edison, Inc.	85,404	7,755,537
DTE Energy Co.	20,187	2,263,770
Public Service Enterprise Group, Inc.	113,900	7,606,242
Sempra	16,382	1,176,719
WEC Energy Group, Inc.	85,232	6,999,252

		32,361,419

Oil, Gas & Consumable Fuels — 0.5%
Canadian Natural Resources Ltd.	19,106	1,458,170
Chevron Corp.	41,425	6,534,379
DT Midstream, Inc.(b)	12,802	782,202
Enbridge, Inc.	36,644	1,325,780
Exxon Mobil Corp.	112,283	13,051,776
Williams Cos., Inc.	185,216	7,217,868

		30,370,175

Personal Care Products — 0.0%
BellRing Brands, Inc.(b)	9,067	535,225
Kenvue, Inc.	44,440	953,682

		1,488,907

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	55,375	3,002,986
Eli Lilly & Co.	11,312	8,800,284
Johnson & Johnson	72,014	11,391,895
Merck & Co., Inc.	87,097	11,492,449
Zoetis, Inc., Class A	7,402	1,252,492

		35,940,106

Professional Services — 0.2%
Automatic Data Processing, Inc.	27,850	6,955,259
Booz Allen Hamilton Holding Corp., Class A	4,482	665,308
Broadridge Financial Solutions, Inc.	3,623	742,208
Thomson Reuters Corp.	8,014	1,248,821
Verisk Analytics, Inc.	3,478	819,869

		10,431,465

Semiconductors & Semiconductor Equipment — 0.4%
Applied Materials, Inc.	11,822	2,438,051
Broadcom, Inc.	5,795	7,680,751
Lam Research Corp.	1,998	1,941,197
Lattice Semiconductor Corp.(b)	7,897	617,782
Monolithic Power Systems, Inc.	1,208	818,323

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	10,739	$9,703,331
Onto Innovation, Inc.(b)	3,145	569,497
Texas Instruments, Inc.	13,269	2,311,592

		26,080,524

Software — 0.3%
Adobe, Inc.(b)	6,170	3,113,382
Appfolio, Inc., Class A(b)	2,350	579,839
Cadence Design Systems, Inc.(b)	4,698	1,462,394
Guidewire Software, Inc.(b)	4,793	559,391
Manhattan Associates, Inc.(b)	2,475	619,319
Microsoft Corp.	21,260	8,944,507
Roper Technologies, Inc.	2,056	1,153,087
Synopsys, Inc.(b)	2,621	1,497,902
Workday, Inc., Class A(b)	4,547	1,240,194

		19,170,015

Specialty Retail — 0.2%
Home Depot, Inc.	12,415	4,762,394
Lowe’s Cos., Inc.	8,358	2,129,033
Murphy USA, Inc.	1,359	569,693
O’Reilly Automotive, Inc.(b)	1,062	1,198,871
TJX Cos., Inc.	16,968	1,720,894
Tractor Supply Co.	3,047	797,461
Ulta Beauty, Inc.(b)	1,324	692,293

		11,870,639

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	47,728	8,184,397

Textiles, Apparel & Luxury Goods — 0.1%
Deckers Outdoor Corp.(b)	814	766,186
Lululemon Athletica, Inc.(b)	2,404	939,123
NIKE, Inc., Class B	21,435	2,014,461

		3,719,770

Tobacco — 0.0%
Philip Morris International, Inc.	25,983	2,380,562

Trading Companies & Distributors — 0.1%
Core & Main, Inc., Class A(b)	11,823	676,867
Fastenal Co.	12,482	962,862
Ferguson PLC	4,678	1,021,816
Watsco, Inc.	1,586	685,104
WW Grainger, Inc.	1,008	1,025,438

		4,372,087

Water Utilities — 0.0%
American Water Works Co., Inc.	6,096	744,992

Wireless Telecommunication Services — 0.0%
T-Mobile U.S., Inc.	15,721	2,565,982

Total Common Stocks — 10.5% (Cost: $651,147,714)		702,688,352

	Par (000)

Corporate Bonds

Aerospace & Defense — 1.4%
Boeing Co.
2.20%, 02/04/26	$2,000	1,872,398
5.15%, 05/01/30	10,170	9,839,545
Bombardier, Inc., 7.13%, 06/15/26(a)	827	838,903

Security	Par (000)	Value

Aerospace & Defense (continued)
General Dynamics Corp.
3.50%, 04/01/27	$12,000	$11,589,573
3.75%, 05/15/28	2,980	2,883,978
Lockheed Martin Corp.
1.85%, 06/15/30	70	58,995
3.90%, 06/15/32	6,455	6,057,684
5.25%, 01/15/33	14,230	14,626,902
4.75%, 02/15/34	28,270	27,900,512
RTX Corp.
3.15%, 12/15/24	1,153	1,130,452
3.95%, 08/16/25	130	127,862
5.75%, 01/15/29	785	812,255
6.00%, 03/15/31	1,530	1,608,347
6.10%, 03/15/34	350	374,075
Spirit AeroSystems, Inc., 9.75%, 11/15/30(a)	2,308	2,581,650
TransDigm, Inc.
6.75%, 08/15/28(a)	6,902	6,993,093
6.38%, 03/01/29(a)	1,125	1,128,502
4.88%, 05/01/29	2,736	2,545,057
6.88%, 12/15/30(a)	924	941,921
6.63%, 03/01/32(a)	1,560	1,576,054

		95,487,758

Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(a)	1,977	1,957,744
United Parcel Service, Inc., 4.45%, 04/01/30	1,200	1,188,900

		3,146,644

Automobile Components — 0.2%
Adient Global Holdings Ltd., 8.25%, 04/15/31(a)	701	739,722
Benteler International AG, 10.50%, 05/15/28(a)	490	529,909
IHO Verwaltungs GmbH(a)
4.75%, 09/15/26	200	194,732
(6.38% Cash or 7.13% PIK), 6.38%, 05/15/29(c)	2,000	2,010,226
Lear Corp., 3.80%, 09/15/27	1,964	1,882,207
Tenneco, Inc., 8.00%, 11/17/28(a)	1,477	1,347,671
Titan International, Inc., 7.00%, 04/30/28	3,599	3,551,381

		10,255,848

Automobiles — 1.2%
American Honda Finance Corp.
1.20%, 07/08/25	1,395	1,324,871
1.30%, 09/09/26	1,960	1,795,170
4.90%, 03/13/29	3,360	3,350,480
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	6,306	6,420,580
AutoZone, Inc.
5.05%, 07/15/26	8,785	8,798,715
4.50%, 02/01/28	3,325	3,273,420
Carvana Co.(a)(c)
(12.00% PIK), 12.00%, 12/01/28	4,924	4,814,625
(13.00% PIK), 13.00%, 06/01/30	4,629	4,514,316
General Motors Co., 6.13%, 10/01/25	600	605,048
General Motors Financial Co., Inc.
2.35%, 02/26/27	14,390	13,286,471
5.40%, 05/08/27	4,665	4,677,201
5.75%, 02/08/31	1,295	1,309,039
Genuine Parts Co., 1.75%, 02/01/25	6,100	5,902,867
Honda Motor Co. Ltd., 2.53%, 03/10/27	4,480	4,199,374
Jaguar Land Rover Automotive PLC(a)
4.50%, 10/01/27	479	452,871
5.88%, 01/15/28	4,348	4,279,134
JB Poindexter & Co., Inc., 8.75%, 12/15/31(a)	2,905	3,002,698

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	$580	$606,771
Toyota Motor Credit Corp., 1.13%, 06/18/26	6,397	5,887,977

		78,501,628

Banks — 12.9%
Banco Santander SA
2.75%, 05/28/25	800	773,387
5.59%, 08/08/28	29,200	29,612,423
6.94%, 11/07/33	7,000	7,731,789
(1-year CMT + 0.90%), 1.72%, 09/14/27(d)	2,800	2,553,896
Bank of America Corp.(d)
(1-day SOFR + 0.65%), 1.53%, 12/06/25	5,700	5,539,796
(1-day SOFR + 0.91%), 0.98%, 09/25/25	9,010	8,801,260
(1-day SOFR + 0.96%), 1.73%, 07/22/27	14,345	13,225,368
(1-day SOFR + 1.05%), 2.55%, 02/04/28	1,625	1,510,469
(1-day SOFR + 1.15%), 1.32%, 06/19/26	8,520	8,098,776
(1-day SOFR + 1.21%), 2.57%, 10/20/32	655	543,403
(1-day SOFR + 1.33%), 3.38%, 04/02/26	25,840	25,273,279
(1-day SOFR + 1.65%), 5.47%, 01/23/35	5,535	5,571,078
(1-day SOFR + 1.75%), 4.83%, 07/22/26	6,870	6,808,186
(1-day SOFR + 1.91%), 5.29%, 04/25/34	11,570	11,534,823
(1-day SOFR + 1.99%), 6.20%, 11/10/28	8,160	8,441,159
(1-day SOFR + 2.04%), 4.95%, 07/22/28	5,610	5,567,193
(3-mo. CME Term SOFR + 1.13%), 2.46%, 10/22/25	2,000	1,964,062
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31	2,625	2,261,284
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27	1,500	1,447,385
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29	1,605	1,547,085
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32	290	245,045
Bank of Montreal
1.85%, 05/01/25	970	934,123
3.70%, 06/07/25	13,441	13,187,172
1.25%, 09/15/26	2,260	2,061,731
5.72%, 09/25/28	3,110	3,193,975
Bank of New York Mellon Corp.
2.05%, 01/26/27	32	29,654
3.00%, 10/30/28	332	305,973
(1-day SOFR + 1.15%), 3.99%, 06/13/28(d)	73	70,823
(1-day SOFR + 1.17%), 4.54%, 02/01/29(d)	4,130	4,066,736
(1-day SOFR + 1.35%), 4.41%, 07/24/26(d)	717	708,299
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(d)	427	438,492
Bank of Nova Scotia
3.45%, 04/11/25	315	308,753
1.05%, 03/02/26	3,798	3,512,448
1.35%, 06/24/26	14,962	13,789,303
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	6,840	6,717,627
0.95%, 10/23/25	1,870	1,755,644
Citigroup, Inc.
4.45%, 09/29/27	240	233,471
(1-day SOFR + 0.69%), 2.01%, 01/25/26(d)	4,669	4,527,012
(1-day SOFR + 0.77%), 1.46%, 06/09/27(d)	23,540	21,622,210
(1-day SOFR + 1.35%), 3.06%, 01/25/33(d)	4,350	3,698,181
(1-day SOFR + 1.37%), 4.14%, 05/24/25(d)	7,095	7,075,080
(1-day SOFR + 1.42%), 2.98%, 11/05/30(d)	13,388	11,892,268
(1-day SOFR + 1.53%), 3.29%, 03/17/26(d)	9,120	8,912,770
(1-day SOFR + 1.94%), 3.79%, 03/17/33(d)	3,140	2,804,789
(1-day SOFR + 2.06%), 5.83%, 02/13/35(d)	17,060	16,889,164
(1-day SOFR + 2.66%), 6.17%, 05/25/34(d)	1,185	1,203,354
(1-day SOFR + 2.84%), 3.11%, 04/08/26(d)	4,485	4,371,474
(3-mo. CME Term SOFR + 1.16%), 3.35%, 04/24/25(d)	2,725	2,720,475

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York, (1-day SOFR + 1.59%), 5.71%, 02/08/28(d)	$15,880	$15,856,943
Fifth Third Bancorp(d)
(1-day SOFR + 1.84%), 5.63%, 01/29/32	390	390,399
(1-day SOFR + 2.34%), 6.34%, 07/27/29	2,325	2,396,775
Freedom Mortgage Corp.(a)
12.00%, 10/01/28	710	773,904
12.25%, 10/01/30	1,110	1,220,760
Goldman Sachs Group, Inc.
3.50%, 04/01/25	2,895	2,840,193
3.75%, 05/22/25	75	73,603
4.25%, 10/21/25	8,100	7,947,746
3.75%, 02/25/26	75	73,223
3.50%, 11/16/26	35	33,580
2.60%, 02/07/30	3,090	2,704,732
3.80%, 03/15/30	900	842,852
(1-day SOFR + 0.61%), 0.86%, 02/12/26(d)	3,505	3,357,356
(1-day SOFR + 0.79%), 1.09%, 12/09/26(d)	6,100	5,666,745
(1-day SOFR + 0.80%), 1.43%, 03/09/27(d)	14,780	13,687,602
(1-day SOFR + 1.25%), 2.38%, 07/21/32(d)	8,880	7,284,775
(1-day SOFR + 1.28%), 2.62%, 04/22/32(d)	1,545	1,296,644
(1-day SOFR + 1.51%), 4.39%, 06/15/27(d)	5,985	5,869,364
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(d)	3,015	2,858,134
(3-mo. CME Term SOFR + 1.46%), 3.27%, 09/29/25(d)	125	123,495
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(d)	250	240,633
HSBC Holdings PLC(d)
(1-day SOFR + 1.43%), 3.00%, 03/10/26	13,635	13,282,556
(1-day SOFR + 1.51%), 4.18%, 12/09/25	7,115	7,028,549
(1-day SOFR + 1.54%), 1.65%, 04/18/26	1,225	1,173,332
(1-day SOFR + 2.61%), 5.21%, 08/11/28	15,205	15,161,085
(1-day SOFR + 2.98%), 6.55%, 06/20/34	1,900	1,968,082
Intesa Sanpaolo SpA(a)
5.71%, 01/15/26	2,450	2,428,703
(1-year CMT + 2.60%), 4.20%, 06/01/32(d)	985	823,504
JPMorgan Chase & Co.
3.30%, 04/01/26	289	279,845
(1-day SOFR + 0.61%), 1.56%, 12/10/25(d)	9,540	9,275,066
(1-day SOFR + 0.77%), 1.47%, 09/22/27(d)	22,140	20,201,661
(1-day SOFR + 0.80%), 1.05%, 11/19/26(d)	8,505	7,930,015
(1-day SOFR + 0.92%), 2.60%, 02/24/26(d)	21,045	20,501,207
(1-day SOFR + 1.16%), 2.30%, 10/15/25(d)	4,160	4,086,705
(1-day SOFR + 1.26%), 2.96%, 01/25/33(d)	1,345	1,148,400
(1-day SOFR + 1.31%), 5.01%, 01/23/30(d)	1,745	1,737,852
(1-day SOFR + 1.62%), 5.34%, 01/23/35(d)	5,280	5,300,632
(1-day SOFR + 1.85%), 2.08%, 04/22/26(d)	428	412,405
(1-day SOFR + 1.85%), 5.35%, 06/01/34(d)	11,415	11,459,038
(1-day SOFR + 1.99%), 4.85%, 07/25/28(d)	19,310	19,147,159
(1-day SOFR + 2.08%), 4.91%, 07/25/33(d)	5,300	5,189,465
(3-mo. CME Term SOFR + 1.51%), 3.96%, 01/29/27(d)	1,300	1,268,967
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(d)	35	33,743
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26(d)	852	823,684
Lloyds Banking Group PLC
4.58%, 12/10/25	3,110	3,049,229
(1-year CMT + 1.75%), 4.72%, 08/11/26(d)	5,380	5,315,559
Mitsubishi UFJ Financial Group, Inc.(d)
(1-year CMT + 0.45%), 0.96%, 10/11/25	6,325	6,162,914

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group, Inc.(d) (continued)
(1-year CMT + 0.55%), 0.95%, 07/19/25	$6,270	$6,177,110
(1-year CMT + 0.67%), 1.64%, 10/13/27	14,770	13,519,201
(1-year CMT + 0.83%), 2.34%, 01/19/28	2,585	2,397,404
(1-year CMT + 1.55%), 5.06%, 09/12/25	5,470	5,451,244
(1-year CMT + 1.70%), 4.79%, 07/18/25	5,550	5,530,657
(1-year CMT + 1.97%), 5.41%, 04/19/34	780	795,046
Mizuho Financial Group, Inc.(d)
(1-year CMT + 0.75%), 1.55%, 07/09/27	5,780	5,314,057
(1-year CMT + 0.90%), 2.65%, 05/22/26	2,910	2,820,666
(1-year CMT + 1.90%), 5.75%, 07/06/34	17,915	18,500,003
Morgan Stanley
3.95%, 04/23/27	509	491,440
3.59%, 07/22/28(d)	325	308,785
(1-day SOFR + 0.86%), 1.51%, 07/20/27(d)	4,895	4,492,641
(1-day SOFR + 0.88%), 1.59%, 05/04/27(d)	4,205	3,889,595
(1-day SOFR + 1.00%), 2.48%, 01/21/28(d)	13	12,093
(1-day SOFR + 1.59%), 5.16%, 04/20/29(d)	10,845	10,836,247
(1-day SOFR + 1.61%), 4.21%, 04/20/28(d)	18	17,491
(1-day SOFR + 1.63%), 5.45%, 07/20/29(d)	911	918,989
(1-day SOFR + 1.67%), 4.68%, 07/17/26(d)	9,420	9,318,502
(1-day SOFR + 1.73%), 5.12%, 02/01/29(d)	3,225	3,217,137
(1-day SOFR + 1.73%), 5.47%, 01/18/35(d)	1,115	1,124,966
(1-day SOFR + 1.87%), 5.25%, 04/21/34(d)	10,910	10,824,727
(1-day SOFR + 1.99%), 2.19%, 04/28/26(d)	2,440	2,353,994
(1-day SOFR + 3.12%), 3.62%, 04/01/31(d)	13,724	12,586,603
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(d)	35	33,316
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(d)	165	159,788
PNC Financial Services Group, Inc.(d)
(1-day SOFR Index + 1.09%), 5.67%, 10/28/25	6,290	6,288,835
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33	8,350	8,632,991
Popular, Inc., 7.25%, 03/13/28	4,395	4,499,985
Royal Bank of Canada
1.15%, 06/10/25	2,500	2,384,712
1.20%, 04/27/26	1,495	1,381,786
5.20%, 08/01/28	1,220	1,232,148
4.95%, 02/01/29	1,840	1,844,403
5.00%, 02/01/33	1,880	1,873,283
Series FXD, 2.05%, 01/21/27	8,000	7,410,401
Santander Holdings USA, Inc.(d)
(1-day SOFR + 2.36%), 6.50%, 03/09/29	2,880	2,945,671
(1-day SOFR + 2.50%), 6.17%, 01/09/30	7,490	7,557,513
(1-day SOFR Index + 1.38%), 4.26%, 06/09/25	4,000	3,977,003
Santander U.K. Group Holdings PLC, (1-year CMT + 1.25%), 1.53%, 08/21/26(d)	3,000	2,825,794
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25	360	351,392
1.47%, 07/08/25	7,252	6,903,527
5.46%, 01/13/26	5,130	5,147,267
1.40%, 09/17/26	7,800	7,130,127
2.17%, 01/14/27	2,735	2,532,854
5.52%, 01/13/28	5,590	5,700,515
5.71%, 01/13/30	4,630	4,778,010
Toronto-Dominion Bank
3.77%, 06/06/25	15,240	14,970,792
4.69%, 09/15/27	6,755	6,690,588
Truist Financial Corp.
1.20%, 08/05/25	3,401	3,214,974
(1-day SOFR + 0.86%), 1.89%, 06/07/29(d)	199	172,737
(1-day SOFR + 1.46%), 4.26%, 07/28/26(d)	6,205	6,104,104

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp. (continued)
(1-day SOFR + 1.62%), 5.44%, 01/24/30(d)	$820	$819,044
(1-day SOFR + 2.36%), 5.87%, 06/08/34(d)	5,010	5,071,427
U.S. Bancorp(d)
(1-day SOFR + 1.66%), 4.55%, 07/22/28	1,730	1,695,552
(1-day SOFR + 1.86%), 5.68%, 01/23/35	1,445	1,459,059
UBS AG, 5.65%, 09/11/28	3,500	3,582,815
UniCredit SpA(a)(d)
(5-year CMT + 4.75%), 5.46%, 06/30/35	3,625	3,404,070
(5-year USD ICE Swap + 3.70%), 5.86%, 06/19/32	807	788,034
(5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34	7,118	7,315,409
Wells Fargo & Co.
4.15%, 01/24/29	3,212	3,095,262
(1-day SOFR + 1.32%), 3.91%, 04/25/26(d)	2,631	2,582,217
(1-day SOFR + 1.51%), 3.53%, 03/24/28(d)	6,874	6,542,599
(1-day SOFR + 1.56%), 4.54%, 08/15/26(d)	7,464	7,368,679
(1-day SOFR + 1.74%), 5.57%, 07/25/29(d)	6,080	6,152,061
(1-day SOFR + 1.78%), 5.50%, 01/23/35(d)	5,145	5,157,113
(1-day SOFR + 1.98%), 4.81%, 07/25/28(d)	16,629	16,384,859
(1-day SOFR + 1.99%), 5.56%, 07/25/34(d)	4,570	4,587,648
(1-day SOFR + 2.10%), 2.39%, 06/02/28(d)	3	2,746
(3-mo. CME Term SOFR + 1.01%), 2.16%, 02/11/26(d)	5,524	5,358,791
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(d)	4,271	3,681,664
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(d)	1,875	1,657,489
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(d)	31	29,472
Wells Fargo Bank NA, 5.45%, 08/07/26	7,335	7,384,289

		858,574,375

Beverages — 0.5%
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	8,207	7,278,583
Constellation Brands, Inc.
4.35%, 05/09/27	5,582	5,465,441
2.88%, 05/01/30	310	274,224
Diageo Capital PLC
2.38%, 10/24/29	405	357,785
2.00%, 04/29/30	2,710	2,306,051
5.50%, 01/24/33	18,405	19,089,824

		34,771,908

Biotechnology — 0.3%
Amgen, Inc.
5.15%, 03/02/28	3,035	3,054,456
4.05%, 08/18/29	1,225	1,177,450
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	20,690	16,932,864

		21,164,770

Broadline Retail — 0.5%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	550	542,383
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 04/26/28(a)	38	40,852
Kohl’s Corp., 4.63%, 05/01/31	1,748	1,470,986
Macy’s Retail Holdings LLC(a)
5.88%, 04/01/29	375	367,882
5.88%, 03/15/30	6,219	6,045,181
6.13%, 03/15/32	3,500	3,392,502
Nordstrom, Inc.
4.38%, 04/01/30	2,447	2,215,743
4.25%, 08/01/31	1,755	1,540,991
QVC, Inc.
4.45%, 02/15/25	2,718	2,633,098

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Broadline Retail (continued)
QVC, Inc. (continued)
4.38%, 09/01/28	$5,804	$4,651,571
Rakuten Group, Inc.(a)
11.25%, 02/15/27	7,609	8,061,646
(5-year CMT + 4.58%), 5.13%(d)(e)	225	194,056
(5-year CMT + 4.96%), 6.25%(d)(e)	345	257,887

		31,414,778

Building Materials — 0.0%
Eco Material Technologies, Inc., 7.88%, 01/31/27(a)	1,370	1,389,947

Building Products — 0.2%
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)	4,100	3,982,113
Home Depot, Inc.
2.50%, 04/15/27	150	140,554
2.88%, 04/15/27	955	906,065
Lowe’s Cos., Inc.
3.10%, 05/03/27	9,171	8,697,104
2.63%, 04/01/31	1,155	993,855

		14,719,691

Capital Markets — 1.8%
Ameriprise Financial, Inc.
5.70%, 12/15/28	7,590	7,829,700
5.15%, 05/15/33	7,000	7,072,793
Ares Capital Corp.
2.15%, 07/15/26	3,936	3,624,386
7.00%, 01/15/27	7,150	7,355,486
2.88%, 06/15/27	6,210	5,704,617
2.88%, 06/15/28	3,355	2,990,193
Barings BDC, Inc., 3.30%, 11/23/26	1,715	1,567,874
Blackstone Private Credit Fund, 2.70%, 01/15/25	5,320	5,193,071
Brookfield Capital Finance LLC, 6.09%, 06/14/33	1,275	1,335,492
Brookfield Corp., 4.00%, 01/15/25	1,000	986,956
Brookfield Finance, Inc.
4.00%, 04/01/24	80	80,000
3.90%, 01/25/28	55	52,959
6.35%, 01/05/34	3,600	3,829,711
Charles Schwab Corp.
1.15%, 05/13/26	2,135	1,968,240
5.88%, 08/24/26	6,560	6,669,336
2.45%, 03/03/27	1,495	1,393,173
(1-day SOFR + 1.88%), 6.20%, 11/17/29(d)	3,315	3,445,607
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	4,991	4,742,111
FS KKR Capital Corp.
1.65%, 10/12/24	1,905	1,860,472
4.13%, 02/01/25	105	103,269
2.63%, 01/15/27	5,275	4,785,215
3.25%, 07/15/27	2,810	2,558,485
3.13%, 10/12/28	4,080	3,564,320
7.88%, 01/15/29	60	62,708
Golub Capital BDC, Inc., 2.50%, 08/24/26	620	569,644
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.38%, 12/15/25	70	69,433
6.25%, 05/15/26	125	120,666
5.25%, 05/15/27	4,834	4,368,683
9.75%, 01/15/29(a)	5,299	5,531,107
Jefferies Financial Group, Inc., 5.88%, 07/21/28	2,085	2,122,489
Main Street Capital Corp.
3.00%, 07/14/26	2,000	1,863,625
6.95%, 03/01/29	4,390	4,459,294
Nasdaq, Inc., 5.65%, 06/28/25	1,265	1,268,956
Nomura Holdings, Inc.
5.10%, 07/03/25	7,720	7,670,061

Security	Par (000)	Value

Capital Markets (continued)
Nomura Holdings, Inc. (continued)
1.85%, 07/16/25	$7,520	$7,163,325
StoneX Group, Inc.(a)
8.63%, 06/15/25	3,424	3,438,785
7.88%, 03/01/31	4,408	4,472,119

		121,894,361

Chemicals — 0.7%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	2,380	2,185,201
2.05%, 05/15/30	1,125	962,953
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	4,965	5,143,533
Chemours Co.
5.38%, 05/15/27	858	822,533
5.75%, 11/15/28(a)	8,572	7,904,229
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	5,148	4,947,254
Ecolab, Inc., 2.13%, 02/01/32	1,920	1,594,564
INEOS Finance PLC, 7.50%, 04/15/29(a)	2,260	2,266,965
LYB International Finance II BV, 3.50%, 03/02/27	2,480	2,366,047
Methanex Corp., 5.65%, 12/01/44	1,300	1,118,088
Minerals Technologies, Inc., 5.00%, 07/01/28(a)	45	43,027
NOVA Chemicals Corp, 9.00%, 02/15/30(a)	2,500	2,579,402
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	110	100,897
PPG Industries, Inc.
1.20%, 03/15/26	8,910	8,259,985
2.55%, 06/15/30	2,000	1,745,153
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	6,407	5,710,973
Tronox, Inc., 4.63%, 03/15/29(a)	424	380,301

		48,131,105

Commercial Services & Supplies — 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)	2,199	2,205,606
APX Group, Inc., 5.75%, 07/15/29(a)	3,236	3,111,416
Cimpress PLC, 7.00%, 06/15/26	3,241	3,243,917
CoreCivic, Inc., 8.25%, 04/15/29	2,655	2,777,077
Deluxe Corp., 8.00%, 06/01/29(a)	1,704	1,571,127
Fortress Transportation and Infrastructure Investors LLC(a)
6.50%, 10/01/25	2,696	2,691,961
9.75%, 08/01/27	5,000	5,177,190
7.88%, 12/01/30	1,640	1,722,184
Interface, Inc., 5.50%, 12/01/28(a)	1,548	1,470,853
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)	1,224	1,164,136
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(a)	2,398	2,267,486
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)	3,014	2,952,450
PROG Holdings, Inc., 6.00%, 11/15/29(a)	1,996	1,865,531
Quanta Services, Inc.
0.95%, 10/01/24	3,805	3,712,610
2.35%, 01/15/32	2,295	1,864,859
Steelcase, Inc., 5.13%, 01/18/29	1,786	1,687,894
Williams Scotsman, Inc., 4.63%, 08/15/28(a)	2,967	2,806,102
ZipRecruiter, Inc., 5.00%, 01/15/30(a)	762	671,112

		42,963,511

Communications Equipment — 0.4%
Cisco Systems, Inc., 5.05%, 02/26/34	3,320	3,364,700
CommScope, Inc., 6.00%, 03/01/26(a)	4,284	3,919,860
Motorola Solutions, Inc.
4.00%, 09/01/24	6	5,950
4.60%, 02/23/28	50	49,314

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Communications Equipment (continued)
Motorola Solutions, Inc. (continued)
4.60%, 05/23/29	$600	$588,069
2.30%, 11/15/30	200	167,883
2.75%, 05/24/31	3,485	2,953,320
5.60%, 06/01/32	11,250	11,403,420
5.40%, 04/15/34	5,765	5,753,610

		28,206,126

Construction & Engineering(a) — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30	895	968,983
Brundage-Bone Concrete Pumping Holdings, Inc.,
6.00%, 02/01/26	95	93,824
MasTec, Inc., 6.63%, 08/15/29	1,491	1,400,576
Tutor Perini Corp., 6.88%, 05/01/25	921	911,569

		3,374,952

Construction Materials — 0.3%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)	1,230	1,320,597
Carrier Global Corp.
2.24%, 02/15/25	704	682,804
2.49%, 02/15/27	1,154	1,075,230
5.90%, 03/15/34	1,285	1,350,533
Eagle Materials, Inc., 2.50%, 07/01/31	3,285	2,760,931
Masco Corp., 3.50%, 11/15/27	2,925	2,762,917
Smyrna Ready Mix Concrete LLC(a)
6.00%, 11/01/28	900	879,621
8.88%, 11/15/31	3,500	3,741,118
Standard Industries, Inc., 4.38%, 07/15/30(a)	5,150	4,627,508
Trane Technologies Financing Ltd., 3.50%, 03/21/26	1,555	1,504,260

		20,705,519

Consumer Finance — 2.4%
Ally Financial, Inc.
5.75%, 11/20/25	3,910	3,881,841
(1-day SOFR + 2.82%), 6.85%, 01/03/30(d)	5,395	5,552,347
American Express Co.
3.95%, 08/01/25	7,010	6,887,840
4.90%, 02/13/26	2,850	2,836,787
4.05%, 05/03/29	3,650	3,540,184
(1-day SOFR + 1.84%), 5.04%, 05/01/34(d)	13,860	13,696,554
(1-day SOFR + 1.93%), 5.63%, 07/28/34(d)	1,440	1,452,044
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)	4,783	4,977,558
Capital One Financial Corp.(d)
(1-day SOFR + 1.37%), 4.17%, 05/09/25	4,380	4,371,058
(1-day SOFR + 1.79%), 3.27%, 03/01/30	69	62,159
(1-day SOFR + 2.26%), 6.05%, 02/01/35	12,755	12,985,957
(1-day SOFR + 2.60%), 5.25%, 07/26/30	595	585,593
(1-day SOFR + 2.64%), 6.31%, 06/08/29	5,605	5,762,256
CPI CG, Inc., 8.63%, 03/15/26(a)	3,000	2,988,321
Credit Acceptance Corp.
6.63%, 03/15/26	165	164,916
9.25%, 12/15/28(a)	4,536	4,878,835
Discover Financial Services, 6.70%, 11/29/32	1,748	1,847,715
Encore Capital Group, Inc., 9.25%, 04/01/29(a)	3,980	4,077,019
FirstCash, Inc.(a)
4.63%, 09/01/28	269	253,187
5.63%, 01/01/30	930	883,748
6.88%, 03/01/32	3,540	3,538,350
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	17,200	17,952,920
goeasy Ltd.(a)
9.25%, 12/01/28	2,459	2,621,793
7.63%, 07/01/29	3,786	3,791,471

Security	Par (000)	Value

Consumer Finance (continued)
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(a)	$3,700	$3,873,208
Mastercard, Inc.
2.95%, 06/01/29	260	239,387
1.90%, 03/15/31	167	139,473
Navient Corp., 6.75%, 06/15/26	467	470,825
OneMain Finance Corp.
7.13%, 03/15/26	4,885	4,973,643
6.63%, 01/15/28	3,686	3,697,839
9.00%, 01/15/29	3,864	4,100,137
PRA Group, Inc.(a)
7.38%, 09/01/25	349	348,379
5.00%, 10/01/29	762	642,124
S&P Global, Inc.
2.45%, 03/01/27	11,965	11,198,553
2.50%, 12/01/29	115	101,811
1.25%, 08/15/30	1,905	1,538,959
2.90%, 03/01/32	11,640	10,144,016
Sabre GLBL, Inc., 11.25%, 12/15/27(a)	4,114	3,861,024
Synchrony Financial, 7.25%, 02/02/33	6,319	6,273,560

		161,193,391

Consumer Staples Distribution & Retail — 0.1%
Costco Wholesale Corp., 1.60%, 04/20/30	1,375	1,157,591
General Mills, Inc.
4.00%, 04/17/25	690	679,952
4.95%, 03/29/33	2,685	2,655,042
Kroger Co., 2.20%, 05/01/30	40	33,970
United Natural Foods, Inc., 6.75%, 10/15/28(a)	316	262,468

		4,789,023

Containers & Packaging — 0.3%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(c)	1,350	451,768
Graham Packaging Co., Inc., 7.13%, 08/15/28(a)	4,667	4,231,539
Mauser Packaging Solutions Holding Co.(a)
7.88%, 08/15/26	2,675	2,725,159
9.25%, 04/15/27	1,720	1,706,300
Packaging Corp. of America, 5.70%, 12/01/33	7,840	8,097,284

		17,212,050

Diversified Consumer Services(a) — 0.0%
Adtalem Global Education, Inc., 5.50%, 03/01/28	190	181,891
Graham Holdings Co., 5.75%, 06/01/26	445	440,720

		622,611

Diversified REITs — 0.7%
American Tower Corp.
2.95%, 01/15/25	8,075	7,902,850
5.80%, 11/15/28	3,975	4,069,727
Crown Castle, Inc.
3.65%, 09/01/27	7,183	6,809,019
3.80%, 02/15/28	1,116	1,056,536
5.60%, 06/01/29	540	547,246
Equinix, Inc.
2.63%, 11/18/24	2,210	2,165,485
1.45%, 05/15/26	3,465	3,187,139
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	3,260	2,977,263
Mid-America Apartments LP, 1.10%, 09/15/26	260	235,854
Prologis LP
4.88%, 06/15/28	1,245	1,246,338
4.75%, 06/15/33	3,435	3,365,976
VICI Properties LP, 4.38%, 05/15/25	975	958,354

8

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified REITs (continued)
VICI Properties LP/VICI Note Co., Inc.(a)
4.63%, 06/15/25	$8,410	$8,281,022
5.75%, 02/01/27	160	159,798
3.75%, 02/15/27	615	582,867
3.88%, 02/15/29	620	570,628
4.63%, 12/01/29	100	94,572
4.13%, 08/15/30	300	272,792

		44,483,466

Diversified Telecommunication Services — 1.1%
AT&T, Inc.
1.70%, 03/25/26	19,033	17,794,851
2.30%, 06/01/27	11,475	10,577,233
4.35%, 03/01/29	162	157,827
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	5,459	4,768,555
Frontier Communications Holdings LLC(a)
5.88%, 10/15/27	85	82,292
5.00%, 05/01/28	2,275	2,111,684
6.75%, 05/01/29	4,505	4,014,810
8.75%, 05/15/30	5,139	5,258,341
8.63%, 03/15/31	6,022	6,150,443
Iliad Holding SASU(a)
6.50%, 10/15/26	800	792,507
7.00%, 10/15/28	1,015	1,004,558
Level 3 Financing, Inc.(a)
11.00%, 11/15/29	984	1,022,761
10.50%, 05/15/30	4,138	4,231,105
Sprint Capital Corp., 8.75%, 03/15/32	2,510	3,043,505
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	1,842	1,373,421
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
10.50%, 02/15/28	5,640	5,847,148
6.50%, 02/15/29	5,980	4,634,658
Verizon Communications, Inc.
3.00%, 03/22/27	440	416,971
4.33%, 09/21/28	350	342,211
1.68%, 10/30/30	2,273	1,851,868
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(a)	865	800,619

		76,277,368

Electric Utilities — 2.8%
AEP Texas, Inc.
3.95%, 06/01/28	50	47,708
5.40%, 06/01/33	125	124,726
AEP Transmission Co. LLC, 5.15%, 04/01/34	565	563,013
AES Corp., 1.38%, 01/15/26	3,584	3,318,949
Alabama Power Co., 3.05%, 03/15/32	1,465	1,278,788
Ameren Corp., 3.50%, 01/15/31	140	126,480
Ameren Illinois Co.
3.85%, 09/01/32	2,750	2,518,685
4.95%, 06/01/33	470	465,169
American Electric Power Co., Inc., Series N, 1.00%, 11/01/25	3,000	2,797,316
Appalachian Power Co.
Series AA, 2.70%, 04/01/31	800	673,636
Series BB, 4.50%, 08/01/32	2,120	1,988,334
Arizona Public Service Co., 2.20%, 12/15/31	2,310	1,884,240
Atlantic City Electric Co., 4.00%, 10/15/28	50	48,317
Avangrid, Inc., 3.80%, 06/01/29	100	93,793

Security	Par (000)	Value

Electric Utilities (continued)
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	$100	$94,342
3.70%, 07/15/30	5,170	4,839,526
1.65%, 05/15/31	245	196,161
Black Hills Corp.
1.04%, 08/23/24	570	559,833
3.15%, 01/15/27	1,960	1,850,951
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32	635	552,587
Series AI, 4.45%, 10/01/32	1,850	1,774,855
CenterPoint Energy, Inc., 5.25%, 08/10/26	1,252	1,254,130
Commonwealth Edison Co.
2.20%, 03/01/30	170	145,684
4.90%, 02/01/33	665	659,208
Consolidated Edison Co. of New York, Inc., Series 20A,
3.35%, 04/01/30	330	303,965
Constellation Energy Generation LLC
3.25%, 06/01/25	770	752,457
5.80%, 03/01/33	620	639,070
Dominion Energy, Inc.
4.25%, 06/01/28	165	159,839
Series A, 1.45%, 04/15/26	621	575,167
Series B, 3.60%, 03/15/27	1,300	1,248,863
Series C, 3.38%, 04/01/30	916	832,455
Series C, 2.25%, 08/15/31	1,375	1,125,175
DTE Electric Co., Series C, 2.63%, 03/01/31	390	337,390
DTE Energy Co.
2.85%, 10/01/26	5,000	4,727,288
Series C, 3.40%, 06/15/29	122	111,869
Series F, 1.05%, 06/01/25	630	598,183
Duke Energy Carolinas LLC, 4.95%, 01/15/33	4,050	4,027,672
Duke Energy Corp.
3.75%, 04/15/24	1,180	1,179,067
2.65%, 09/01/26	4,283	4,044,187
3.40%, 06/15/29	255	236,449
2.55%, 06/15/31	3,870	3,258,602
5.75%, 09/15/33	640	657,440
Duke Energy Florida LLC, 1.75%, 06/15/30	115	95,531
Duke Energy Progress LLC, 5.25%, 03/15/33	755	763,356
Edison International, 4.95%, 04/15/25	2,500	2,479,878
Entergy Arkansas LLC, 5.30%, 09/15/33	720	726,543
Entergy Corp., 0.90%, 09/15/25	290	271,829
Entergy Louisiana LLC, 1.60%, 12/15/30	2,520	2,009,162
Entergy Mississippi LLC, 5.00%, 09/01/33	920	903,709
Entergy Texas, Inc., 4.00%, 03/30/29	50	47,913
Evergy Kansas Central, Inc., 5.90%, 11/15/33	860	902,144
Evergy, Inc., 2.90%, 09/15/29	100	89,321
Eversource Energy
4.20%, 06/27/24	6,740	6,715,199
5.13%, 05/15/33	3,070	3,008,120
Series L, 2.90%, 10/01/24	800	788,029
Series M, 3.30%, 01/15/28	1,000	934,621
Exelon Corp.
3.95%, 06/15/25	1,500	1,472,941
5.15%, 03/15/28	2,050	2,055,015
Florida Power & Light Co., 2.45%, 02/03/32	190	159,922
Georgia Power Co.
3.25%, 03/30/27	50	47,642
4.65%, 05/16/28	3,000	2,970,036
4.70%, 05/15/32	900	879,291
Series B, 2.65%, 09/15/29	700	623,897
Interstate Power and Light Co., 2.30%, 06/01/30	310	263,755

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
ITC Holdings Corp., 3.35%, 11/15/27	$5,420	$5,120,914
MidAmerican Energy Co., 3.65%, 04/15/29	310	294,837
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	6,475	5,932,093
5.05%, 09/15/28	790	794,356
3.70%, 03/15/29	100	94,584
2.40%, 03/15/30	1,105	957,197
5.80%, 01/15/33	2,350	2,445,023
Nevada Power Co., Series DD, 2.40%, 05/01/30	700	603,139
NextEra Energy Capital Holdings, Inc.
4.45%, 06/20/25	10,570	10,441,306
5.75%, 09/01/25	70	70,300
1.90%, 06/15/28	1,335	1,182,431
3.50%, 04/01/29	150	139,757
2.75%, 11/01/29	1,005	897,472
5.05%, 02/28/33	7,450	7,381,131
Ohio Power Co., 5.00%, 06/01/33	500	490,616
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	1,405	1,374,562
4.15%, 06/01/32	555	521,611
4.55%, 09/15/32	385	371,926
5.65%, 11/15/33	355	369,282
Pacific Gas and Electric Co.
3.15%, 01/01/26	2,350	2,259,216
2.10%, 08/01/27	35	31,513
3.00%, 06/15/28	1,265	1,155,452
2.50%, 02/01/31	1,265	1,051,947
3.25%, 06/01/31	1,750	1,519,497
6.40%, 06/15/33	3,358	3,535,771
PacifiCorp, 5.30%, 02/15/31	725	727,078
PECO Energy Co., 4.90%, 06/15/33	1,510	1,510,377
PG&E Corp., 5.25%, 07/01/30	3,819	3,628,944
PPL Capital Funding, Inc., 3.10%, 05/15/26	1,070	1,023,373
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	498,571
4.85%, 02/15/34	2,265	2,227,271
Public Service Co. of Colorado, Series 38, 4.10%, 06/01/32	1,370	1,275,956
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	380	316,394
Public Service Electric and Gas Co.
2.45%, 01/15/30	1,350	1,180,686
4.65%, 03/15/33	1,575	1,535,126
5.20%, 08/01/33	740	750,923
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	110	88,803
5.45%, 04/01/34	300	300,554
Puget Energy, Inc., 2.38%, 06/15/28	170	151,618
San Diego Gas & Electric Co., 4.95%, 08/15/28	3,365	3,377,622
Sempra
3.40%, 02/01/28	50	47,243
3.70%, 04/01/29	350	327,217
5.50%, 08/01/33	640	641,714
Southern California Edison Co.
2.85%, 08/01/29	115	103,560
5.95%, 11/01/32	3,168	3,322,114
5.20%, 06/01/34	810	801,882
Series B, 3.65%, 03/01/28	770	733,591
Southern Co., 5.20%, 06/15/33	1,320	1,318,975
Southern Power Co., 0.90%, 01/15/26	2,000	1,850,102
Southwestern Electric Power Co., 5.30%, 04/01/33	920	908,896
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	3,277	3,504,272

Security	Par (000)	Value

Electric Utilities (continued)
Tucson Electric Power Co., 1.50%, 08/01/30	$30	$24,222
Union Electric Co.
3.50%, 03/15/29	50	46,899
2.95%, 03/15/30	240	214,356
Virginia Electric and Power Co.
2.30%, 11/15/31	5,135	4,267,615
5.30%, 08/15/33	310	311,148
Vistra Operations Co. LLC(a)
5.50%, 09/01/26	1,917	1,887,388
5.63%, 02/15/27	8,161	8,035,769
5.00%, 07/31/27	1,500	1,452,490
7.75%, 10/15/31	4,442	4,652,018
WEC Energy Group, Inc., 5.60%, 09/12/26	1,235	1,249,273
Wisconsin Electric Power Co., 1.70%, 06/15/28	175	154,980
Wisconsin Power and Light Co., 3.95%, 09/01/32	1,155	1,071,262
Xcel Energy, Inc.
4.60%, 06/01/32	860	808,706
5.45%, 08/15/33	260	258,416
5.50%, 03/15/34	350	348,036

		186,850,796

Electrical Equipment — 0.1%
Eaton Corp.
4.35%, 05/18/28	1,820	1,794,103
4.15%, 03/15/33	1,715	1,626,837

		3,420,940

Electronic Equipment, Instruments & Components — 0.7%
Allegion U.S. Holding Co., Inc., 3.20%, 10/01/24	1,175	1,159,188
Amphenol Corp.
4.75%, 03/30/26	785	779,283
2.80%, 02/15/30	1,000	894,789
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	5,644	5,618,761
3.28%, 12/01/28	1,763	1,606,869
3.57%, 12/01/31	6,920	6,083,607
Flex Ltd.
3.75%, 02/01/26	100	97,031
4.88%, 06/15/29	6,955	6,818,074
Honeywell International, Inc., 4.50%, 01/15/34	7,150	6,951,612
Jabil, Inc.
1.70%, 04/15/26	2,580	2,394,867
4.25%, 05/15/27	4,140	4,012,103
5.45%, 02/01/29	3,345	3,361,822
Keysight Technologies, Inc.
4.55%, 10/30/24	2,000	1,985,719
4.60%, 04/06/27	130	127,856
3.00%, 10/30/29	80	71,269
Teledyne Technologies, Inc., 2.75%, 04/01/31	3,000	2,569,810
Xerox Holdings Corp.(a)
5.50%, 08/15/28	3,242	2,951,744
8.88%, 11/30/29	1,035	1,054,419

		48,538,823

Energy Equipment & Services — 0.3%
Borr IHC Ltd./Borr Finance LLC(a)
10.00%, 11/15/28	5,575	5,798,000
10.38%, 11/15/30	549	570,960
Bristow Group, Inc., 6.88%, 03/01/28(a)	1,914	1,873,367
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(a)	1,595	1,707,306
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)	795	809,777
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	3,939	4,132,756

10

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26	$1,980	$1,977,723
6.88%, 09/01/27	1,217	1,219,895
7.13%, 03/15/29(a)	2,282	2,310,424
Weatherford International Ltd., 8.63%, 04/30/30(a)	1,775	1,853,045

		22,253,253

Entertainment — 0.1%
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)	4,571	3,496,982

Environmental, Maintenance & Security Service — 0.2%
Republic Services, Inc.
0.88%, 11/15/25	2,553	2,380,230
3.95%, 05/15/28	2,485	2,402,961
Waste Connections, Inc.
4.25%, 12/01/28	4,000	3,900,020
2.60%, 02/01/30	110	97,161
3.20%, 06/01/32	1,390	1,225,383

		10,005,755

Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	805	728,381
5.10%, 01/19/29	8,425	8,375,237
3.30%, 01/30/32	5,372	4,607,329
Burford Capital Global Finance LLC(a)
6.25%, 04/15/28	270	262,974
6.88%, 04/15/30	476	467,399
9.25%, 07/01/31	4,561	4,827,289
Coinbase Global, Inc.(a)
3.38%, 10/01/28	3,733	3,198,502
3.63%, 10/01/31	2,969	2,397,640
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	185	189,338
GGAM Finance Ltd., 8.00%, 02/15/27(a)	1,130	1,166,748
Intercontinental Exchange, Inc.
3.65%, 05/23/25	4,060	3,983,611
1.85%, 09/15/32	1,095	853,849
LD Holdings Group LLC(a)
6.50%, 11/01/25	3,650	3,543,141
6.13%, 04/01/28	5,864	4,859,566
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29(a)	1,050	1,110,503
MGIC Investment Corp., 5.25%, 08/15/28	597	579,921
Nationstar Mortgage Holdings, Inc.(a)
5.00%, 02/01/26	1,519	1,486,500
6.00%, 01/15/27	2,687	2,648,879
5.50%, 08/15/28	1,140	1,091,073
5.13%, 12/15/30	2,079	1,886,237
5.75%, 11/15/31	3,950	3,643,287
7.13%, 02/01/32	945	938,528
PennyMac Financial Services, Inc.(a)
7.88%, 12/15/29	1,922	1,974,941
5.75%, 09/15/31	2,040	1,892,246
Stena International SA(a)
7.25%, 01/15/31	2,050	2,044,779
7.63%, 02/15/31	1,380	1,396,614
United Wholesale Mortgage LLC(a)
5.50%, 11/15/25	3,651	3,618,087

Security	Par (000)	Value

Financial Services (continued)
United Wholesale Mortgage LLC(a) (continued)
5.75%, 06/15/27	$3,438	$3,342,675
5.50%, 04/15/29	3,997	3,780,358

		70,895,632

Food Products — 0.2%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(a)	1,005	1,018,819
Hershey Co., 4.50%, 05/04/33	7,530	7,442,468
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 04/01/33	3,602	3,548,589
Mondelez International, Inc.
1.50%, 05/04/25	585	560,903
2.63%, 03/17/27	2,070	1,938,566

		14,509,345

Gas Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25	2,616	2,617,033
5.88%, 08/20/26	3,376	3,370,408
5.75%, 05/20/27	1,374	1,342,075
9.38%, 06/01/28(a)	4,185	4,333,609
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	885	893,946
NiSource, Inc., 0.95%, 08/15/25	4,330	4,074,777
ONE Gas, Inc., 4.25%, 09/01/32	1,625	1,553,935
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	50	46,528
5.40%, 06/15/33	1,255	1,265,566
Southern California Gas Co., 5.20%, 06/01/33	2,630	2,632,698
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	380	393,361
Southwest Gas Corp.
2.20%, 06/15/30	25	21,060
4.05%, 03/15/32	2,995	2,742,881
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	602	548,834

		25,836,711

Ground Transportation — 0.2%
Canadian National Railway Co., 3.85%, 08/05/32	1,400	1,300,858
GN Bondco LLC, 9.50%, 10/15/31(a)	3,675	3,668,430
Ryder System, Inc.
5.65%, 03/01/28	4,495	4,580,988
6.60%, 12/01/33	6,075	6,589,229

		16,139,505

Health Care Equipment & Supplies — 0.3%
Agilent Technologies, Inc.
2.10%, 06/04/30	600	506,854
2.30%, 03/12/31	750	629,924
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)	7,370	7,625,444
DH Europe Finance II SARL, 2.60%, 11/15/29	68	60,870
Edwards Lifesciences Corp., 4.30%, 06/15/28	6,885	6,699,383
Embecta Corp., 5.00%, 02/15/30(a)	314	256,509
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	2,700	2,738,805

		18,517,789

Health Care Providers & Services — 1.4%
Aetna, Inc., 3.50%, 11/15/24	3,118	3,076,320
Cencora, Inc.
3.45%, 12/15/27	849	806,855
2.70%, 03/15/31	7,190	6,170,614

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Providers & Services (continued)
DaVita, Inc., 4.63%, 06/01/30(a)	$8,650	$7,744,206
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)	4,162	4,296,366
HCA, Inc.
3.50%, 09/01/30	3,740	3,382,296
3.63%, 03/15/32	9,030	7,993,689
5.60%, 04/01/34	18,770	18,899,929
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	1,150	1,221,875
Humana, Inc.
3.85%, 10/01/24	1,078	1,067,648
4.50%, 04/01/25	893	884,162
IQVIA, Inc., 6.25%, 02/01/29	1,865	1,936,476
LifePoint Health, Inc.(a)
9.88%, 08/15/30	2,745	2,871,385
11.00%, 10/15/30	1,610	1,720,754
McKesson Corp., 0.90%, 12/03/25	2,515	2,339,943
Star Parent, Inc., 9.00%, 10/01/30(a)	695	735,523
UnitedHealth Group, Inc.
5.30%, 02/15/30	10,340	10,586,177
2.00%, 05/15/30	3,585	3,046,841
Universal Health Services, Inc.
2.65%, 10/15/30	9,248	7,841,811
2.65%, 01/15/32	9,342	7,642,818

		94,265,688

Health Care REITs — 0.1%
Omega Healthcare Investors, Inc., 4.50%, 01/15/25	2,210	2,185,681
Welltower OP LLC, 4.00%, 06/01/25	2,955	2,904,809

		5,090,490

Health Care Technology — 0.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)	1,665	1,522,840

Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)	171	159,017
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	3,075	2,710,672
Service Properties Trust, 7.50%, 09/15/25	2,007	2,034,054
XHR LP, 4.88%, 06/01/29(a)	295	273,131

		5,176,874

Hotels, Restaurants & Leisure — 1.6%
Affinity Interactive, 6.88%, 12/15/27(a)	648	605,483
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(a)	4,842	4,314,230
Carnival Corp.(a)
5.75%, 03/01/27	4,514	4,467,666
10.50%, 06/01/30	5,000	5,468,805
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	5,409	5,900,456
Choice Hotels International, Inc., 3.70%, 12/01/29	236	211,184
Darden Restaurants, Inc.
3.85%, 05/01/27	10	9,624
6.30%, 10/10/33	2,820	2,942,169
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(a)
5.00%, 06/01/29	3,309	3,085,978
4.88%, 07/01/31	5,310	4,754,229
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow Esc, 6.63%, 01/15/32(a)	670	672,705
Hyatt Hotels Corp., 5.75%, 01/30/27	2,180	2,213,922
Marriott International, Inc.
5.00%, 10/15/27	2,480	2,472,636
5.55%, 10/15/28	2,120	2,164,749
4.90%, 04/15/29	605	600,227

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. (continued)
5.30%, 05/15/34	$2,620	$2,591,362
Series AA, 4.65%, 12/01/28	193	189,518
Series FF, 4.63%, 06/15/30	170	165,392
Series HH, 2.85%, 04/15/31	8,145	7,025,414
McDonald’s Corp., 4.60%, 09/09/32	26,493	26,067,019
NCL Corp. Ltd.(a)
5.88%, 03/15/26	6,828	6,740,266
7.75%, 02/15/29	3,966	4,117,803
NCL Finance Ltd., 6.13%, 03/15/28(a)	451	445,370
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(a)	1,020	1,102,355
Resorts World Las Vegas LLC/RWLV Capital, Inc.(a)
4.63%, 04/16/29	1,455	1,319,670
8.45%, 07/27/30	4,440	4,761,367
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26(a)	2,782	2,757,004
Starbucks Corp., 3.55%, 08/15/29	40	37,768
Station Casinos LLC, 4.63%, 12/01/31(a)	739	664,210
Travel & Leisure Co.(a)
6.63%, 07/31/26	1,166	1,174,160
4.50%, 12/01/29	2,621	2,410,097
4.63%, 03/01/30	1,410	1,287,413
Wynn Macau Ltd.(a)
5.63%, 08/26/28	605	572,859
5.13%, 12/15/29	400	364,250
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(a)	918	950,035

		104,627,395

Household Durables — 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)	285	278,823
Lennar Corp., 5.00%, 06/15/27	2,685	2,669,959
LGI Homes, Inc., 8.75%, 12/15/28(a)	2,151	2,269,591
Meritage Homes Corp., 5.13%, 06/06/27	2,100	2,069,886
NVR, Inc., 3.00%, 05/15/30	10,320	9,164,319
Toll Brothers Finance Corp.
4.35%, 02/15/28	5,010	4,841,613
3.80%, 11/01/29	2,750	2,564,096

		23,858,287

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 5.00%, 02/01/31(a)	4,600	4,219,568
NRG Energy, Inc.
6.63%, 01/15/27	30	30,015
7.00%, 03/15/33(a)	7,070	7,544,086

		11,793,669

Industrial Conglomerates — 0.1%
Calderys Financing LLC, 11.25%, 06/01/28(a)	319	343,183
Pentair Finance SARL, 4.50%, 07/01/29	4,300	4,161,726

		4,504,909

Insurance — 2.0%
Aflac, Inc., 1.13%, 03/15/26	2,360	2,186,228
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(a)	883	869,953
Aon Corp., 2.80%, 05/15/30	405	356,750
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	495	463,145
Arthur J Gallagher & Co.
2.40%, 11/09/31	1,450	1,188,862
5.50%, 03/02/33	3,360	3,383,596
6.50%, 02/15/34	8,190	8,807,278
5.45%, 07/15/34	1,400	1,409,258
Assurant, Inc.
4.90%, 03/27/28	4,810	4,747,654

12

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Assurant, Inc. (continued)
3.70%, 02/22/30	$3,500	$3,165,704
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	4,188	4,341,730
AssuredPartners, Inc., 7.50%, 02/15/32(a)	1,640	1,611,555
Athene Holding Ltd., 3.50%, 01/15/31	1,665	1,463,114
Brown & Brown, Inc.
4.50%, 03/15/29	4,320	4,199,036
4.20%, 03/17/32	10,550	9,739,524
Corebridge Financial, Inc., 3.50%, 04/04/25	955	934,882
Enstar Group Ltd., 3.10%, 09/01/31	16,139	13,399,179
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	1,005	873,790
5.63%, 08/16/32	6,370	6,363,569
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	1,015	1,006,440
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30	4,215	3,583,327
2.38%, 12/15/31	2,381	1,985,579
5.75%, 11/01/32	21,330	22,377,986
5.40%, 09/15/33	9,993	10,252,832
NFP Corp., 6.88%, 08/15/28(a)	1,039	1,052,261
NMI Holdings, Inc., 7.38%, 06/01/25(a)	2,923	2,952,312
Principal Financial Group, Inc., 5.38%, 03/15/33	2,650	2,670,704
Progressive Corp., 3.20%, 03/26/30	4,830	4,406,167
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	6,590	6,644,476
Unum Group, 4.00%, 06/15/29	4,996	4,712,957

		131,149,848

Interactive Media & Services — 0.9%
Baidu, Inc., 1.72%, 04/09/26	2,170	2,021,464
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)	2,166	2,156,423
Meta Platforms, Inc.
3.50%, 08/15/27	18,990	18,270,977
4.60%, 05/15/28	3,730	3,727,979
4.80%, 05/15/30	2,890	2,905,834
3.85%, 08/15/32	18,875	17,687,102
4.95%, 05/15/33	12,750	12,905,443

		59,675,222

Internet Software & Services — 0.2%
Booking Holdings, Inc., 4.63%, 04/13/30	153	151,111
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)	760	782,794
VeriSign, Inc.
5.25%, 04/01/25	2,300	2,290,239
2.70%, 06/15/31	14,505	12,147,950

		15,372,094

IT Services — 1.4%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)	365	378,372
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(a)	4,777	4,323,061
Fiserv, Inc.
5.45%, 03/02/28	950	961,105
5.38%, 08/21/28	7,660	7,736,572
5.60%, 03/02/33	9,930	10,123,809
5.45%, 03/15/34	2,800	2,835,887
GrubHub Holdings, Inc., 5.50%, 07/01/27(a)	4,419	4,012,928
International Business Machines Corp.
3.45%, 02/19/26	7,585	7,379,203
3.30%, 05/15/26	16,600	16,016,880
2.20%, 02/09/27	5,120	4,757,238

Security	Par (000)	Value

IT Services (continued)
International Business Machines Corp. (continued)
4.15%, 07/27/27	$19,620	$19,198,959
KBR, Inc., 4.75%, 09/30/28(a)	6,000	5,517,332
Kyndryl Holdings, Inc.
2.70%, 10/15/28	250	221,354
3.15%, 10/15/31	3,045	2,562,236
6.35%, 02/20/34	655	672,332
Unisys Corp., 6.88%, 11/01/27(a)	115	102,206
VT Topco, Inc., 8.50%, 08/15/30(a)	1,260	1,330,031
Ziff Davis, Inc., 4.63%, 10/15/30(a)	5,085	4,584,091

		92,713,596

Leisure Products — 0.0%
Amer Sports Co., 6.75%, 02/16/31(a)	719	713,475
Hasbro, Inc., 3.55%, 11/19/26	145	138,235

		851,710

Machinery — 0.5%
IDEX Corp., 2.63%, 06/15/31	4,980	4,216,468
Ingersoll Rand, Inc.
5.40%, 08/14/28	6,815	6,905,419
5.70%, 08/14/33	4,430	4,544,461
Oshkosh Corp., 3.10%, 03/01/30	7,639	6,787,931
Otis Worldwide Corp.
2.06%, 04/05/25	417	403,198
2.29%, 04/05/27	65	60,250
2.57%, 02/15/30	784	689,379
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	2,305	2,238,581
5.61%, 03/11/34	4,940	5,003,901

		30,849,588

Media — 2.6%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	6,649	6,264,666
AMC Networks, Inc., 4.75%, 08/01/25	662	661,164
Belo Corp., 7.25%, 09/15/27	1,077	1,098,209
Cable One, Inc., 4.00%, 11/15/30(a)	3,897	3,041,323
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.13%, 05/01/27	250	238,193
5.00%, 02/01/28	1,758	1,636,531
5.38%, 06/01/29	1,725	1,579,147
6.38%, 09/01/29	1,061	1,006,552
4.50%, 08/15/30	885	741,672
4.25%, 02/01/31	420	342,993
7.38%, 03/01/31	18,551	18,192,648
4.75%, 02/01/32	1,400	1,142,573
4.50%, 06/01/33	2,388	1,865,317
Comcast Corp.
3.40%, 04/01/30	4,480	4,143,007
4.80%, 05/15/33	8,230	8,119,373
CSC Holdings LLC(a)
11.25%, 05/15/28	3,702	3,668,471
11.75%, 01/31/29	800	801,248
Directv Financing LLC, 8.88%, 02/01/30(a)	3,896	3,886,591
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	12,678	11,993,847
DISH DBS Corp., 5.75%, 12/01/28(a)	2,113	1,452,170
DISH Network Corp., 11.75%, 11/15/27(a)	4,322	4,412,464
FactSet Research Systems, Inc.
2.90%, 03/01/27	9,015	8,475,337
3.45%, 03/01/32	5,934	5,239,284
GCI LLC, 4.75%, 10/15/28(a)	6,665	6,111,176
Hughes Satellite Systems Corp.
5.25%, 08/01/26	4,100	3,412,275

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Hughes Satellite Systems Corp. (continued)
6.63%, 08/01/26	$2,081	$1,225,716
Interpublic Group of Cos., Inc., 2.40%, 03/01/31	430	360,237
Nexstar Media, Inc.(a)
5.63%, 07/15/27	9,681	9,287,175
4.75%, 11/01/28	3,849	3,507,071
Paramount Global, 4.20%, 05/19/32	5,320	4,419,607
Sinclair Television Group, Inc., 4.13%, 12/01/30(a)	5,415	3,944,069
Sirius XM Radio, Inc.(a)
4.00%, 07/15/28	4,051	3,706,143
5.50%, 07/01/29	9,115	8,681,677
4.13%, 07/01/30	2,408	2,104,997
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	1,852	1,652,869
TEGNA, Inc.
4.63%, 03/15/28	3,990	3,649,473
5.00%, 09/15/29	9,358	8,388,835
Townsquare Media, Inc., 6.88%, 02/01/26(a)	4,353	4,244,175
Univision Communications, Inc.(a)
6.63%, 06/01/27	2,709	2,649,496
8.00%, 08/15/28	2,595	2,643,685
7.38%, 06/30/30	2,500	2,472,103
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)	4,000	3,698,270
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	3,216	2,950,619
Ziggo Bond Co. BV(a)
6.00%, 01/15/27	1,911	1,883,427
5.13%, 02/28/30	2,226	1,906,351

		172,902,226

Metals & Mining — 1.1%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)	470	478,767
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	880	923,899
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	23,560	23,510,651
4.90%, 02/28/33	5,350	5,304,138
Cleveland-Cliffs, Inc.(a)
6.75%, 04/15/30	3,000	3,008,725
7.00%, 03/15/32	3,460	3,505,673
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)	705	731,353
FMG Resources August 2006 Pty. Ltd., 5.88%, 04/15/30(a)	1,155	1,136,249
Freeport-McMoRan, Inc.
5.00%, 09/01/27	75	74,403
4.13%, 03/01/28	975	931,630
4.38%, 08/01/28	240	230,585
5.25%, 09/01/29	50	50,014
4.25%, 03/01/30	750	710,882
Mineral Resources Ltd.(a)
8.13%, 05/01/27	3,610	3,651,939
8.00%, 11/01/27	615	627,553
9.25%, 10/01/28	4,128	4,347,608
8.50%, 05/01/30	3,000	3,090,111
Nucor Corp., 3.13%, 04/01/32	3,125	2,753,597
Rain Carbon, Inc., 12.25%, 09/01/29(a)	2,147	2,227,120
Reliance, Inc.
1.30%, 08/15/25	6,690	6,323,111
2.15%, 08/15/30	2,000	1,678,741
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	699	762,499
Southern Copper Corp., 3.88%, 04/23/25	200	195,996

Security	Par (000)	Value

Metals & Mining (continued)
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	$1,640	$1,484,861
Taseko Mines Ltd., 7.00%, 02/15/26(a)	6,640	6,667,164

		74,407,269

Mortgage Real Estate Investment Trusts (REITs)(a) — 0.2%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29	4,753	3,992,920
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27	3,257	3,047,196
Rithm Capital Corp.
6.25%, 10/15/25	1,713	1,698,836
8.00%, 04/01/29	3,330	3,232,625
Starwood Property Trust, Inc., 7.25%, 04/01/29	1,230	1,239,789

		13,211,366

Oil, Gas & Consumable Fuels — 6.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(a)	210	212,423
Baytex Energy Corp.(a)
8.75%, 04/01/27	5,769	6,021,394
8.50%, 04/30/30	6,117	6,387,299
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25(a)	800	798,999
Canadian Natural Resources Ltd.
3.80%, 04/15/24	16,688	16,675,495
2.05%, 07/15/25	4,231	4,047,576
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	3,417	3,408,855
Cheniere Energy, Inc., 4.63%, 10/15/28	3,590	3,478,526
Chevron Corp.
2.00%, 05/11/27	140	129,429
2.24%, 05/11/30	170	148,688
Chord Energy Corp., 6.38%, 06/01/26(a)	4,842	4,862,196
Civitas Resources, Inc.(a)
5.00%, 10/15/26	2,481	2,425,557
8.38%, 07/01/28	5,679	5,978,351
8.75%, 07/01/31	2,656	2,842,079
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	489	435,831
CNX Resources Corp.(a)
6.00%, 01/15/29	4,538	4,443,085
7.38%, 01/15/31	1,134	1,154,900
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	8,510	8,389,806
Continental Resources, Inc.
2.27%, 11/15/26(a)	1,060	975,775
4.38%, 01/15/28	910	879,382
Crescent Energy Finance LLC, 9.25%, 02/15/28(a)	2,717	2,868,842
CVR Energy, Inc., 8.50%, 01/15/29(a)	6,850	6,935,809
DCP Midstream Operating LP
5.13%, 05/15/29	2,440	2,433,058
8.13%, 08/16/30	240	275,424
Delek Logistics Partners LP/Delek Logistics Finance Corp.(a)
7.13%, 06/01/28	1,852	1,806,610
8.63%, 03/15/29	5,206	5,316,206
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	4,185	4,416,883
Diamondback Energy, Inc., 6.25%, 03/15/33	545	581,016
Enbridge, Inc.
1.60%, 10/04/26	2,470	2,262,917
4.25%, 12/01/26	6,100	5,976,779
Energean PLC, 6.50%, 04/30/27(a)	4,000	3,766,250
Energy Transfer LP
4.05%, 03/15/25	2,495	2,458,113

14

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
2.90%, 05/15/25	$5,200	$5,047,059
5.63%, 05/01/27(a)	4,250	4,234,697
5.75%, 02/15/33	5,945	6,039,203
EQT Corp.
5.00%, 01/15/29	880	862,053
7.00%, 02/01/30	212	225,239
3.63%, 05/15/31(a)	855	752,494
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	1,225	1,276,352
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29	3,000	2,975,819
8.25%, 01/15/32(a)	3,522	3,652,469
Harbour Energy PLC, 5.50%, 10/15/26(a)	2,108	2,057,902
Harvest Midstream I LP, 7.50%, 09/01/28(a)	1,355	1,373,877
Hess Corp., 4.30%, 04/01/27	1,255	1,230,546
Hilcorp Energy I LP/Hilcorp Finance Co.(a)
6.25%, 11/01/28	1,633	1,631,217
6.00%, 02/01/31	1,065	1,035,523
6.25%, 04/15/32	3,334	3,287,976
8.38%, 11/01/33	1,080	1,170,931
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(a)	1,257	1,326,401
Kinder Morgan, Inc., 1.75%, 11/15/26	3,850	3,531,589
Marathon Oil Corp., 5.70%, 04/01/34	5,570	5,569,726
Marathon Petroleum Corp., 4.70%, 05/01/25	4,690	4,650,171
MPLX LP
4.88%, 06/01/25	33,605	33,317,002
1.75%, 03/01/26	8,000	7,478,350
4.13%, 03/01/27	4,000	3,898,106
4.25%, 12/01/27	12,830	12,477,810
2.65%, 08/15/30	5,510	4,739,158
5.00%, 03/01/33	20,410	19,813,018
Murphy Oil Corp., 5.88%, 12/01/42	1,200	1,076,730
New Fortress Energy, Inc.(a)
6.75%, 09/15/25	3,334	3,311,275
6.50%, 09/30/26	7,500	7,221,303
8.75%, 03/15/29	2,967	2,955,689
NGL Energy Operating LLC/NGL Energy Finance Corp.(a)
8.13%, 02/15/29	2,969	3,040,796
8.38%, 02/15/32	7,870	8,067,592
Noble Finance II LLC, 8.00%, 04/15/30(a)	3,518	3,664,525
Northern Oil & Gas, Inc.(a)
8.13%, 03/01/28	2,991	3,035,832
8.75%, 06/15/31	472	498,414
ONEOK Partners LP, 4.90%, 03/15/25	520	516,164
ONEOK, Inc.
2.75%, 09/01/24	155	153,142
2.20%, 09/15/25	6,880	6,564,486
5.85%, 01/15/26	8,156	8,233,462
4.00%, 07/13/27	15,600	15,078,935
6.35%, 01/15/31	2,330	2,466,956
6.05%, 09/01/33	7,840	8,176,759
Ovintiv, Inc., 5.38%, 01/01/26	605	602,536
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	465	457,556
7.88%, 09/15/30(a)	1,309	1,357,784
Pioneer Natural Resources Co., 5.10%, 03/29/26	1,070	1,068,651
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	4,772	4,379,213
Prairie Acquiror LP, 9.00%, 08/01/29(a)	1,770	1,822,111
Rockcliff Energy II LLC, 5.50%, 10/15/29(a)	670	627,000

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Strathcona Resources Ltd./Alberta, 6.88%, 08/01/26(a)	$1,698	$1,700,963
Sunoco LP/Sunoco Finance Corp., 7.00%, 09/15/28(a)	2,400	2,452,195
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)
7.38%, 02/15/29	1,345	1,353,040
6.00%, 12/31/30	1,455	1,382,154
Talos Production, Inc.(a)
9.00%, 02/01/29	4,910	5,214,263
9.38%, 02/01/31	4,122	4,394,291
Targa Resources Corp.
5.20%, 07/01/27	4,680	4,673,221
6.15%, 03/01/29	9,315	9,708,167
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	1,174	1,186,975
5.00%, 01/15/28	4,159	4,099,629
6.88%, 01/15/29	200	205,787
5.50%, 03/01/30	350	348,277
4.88%, 02/01/31	5,230	5,006,608
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	9,646	10,006,041
Transocean, Inc.(a)
7.50%, 01/15/26	636	632,018
11.50%, 01/30/27	4,731	4,930,738
8.00%, 02/01/27	787	781,153
8.75%, 02/15/30	2,947	3,072,349
Valaris Ltd., 8.38%, 04/30/30(a)	6,152	6,345,991
Venture Global LNG, Inc.(a)
8.13%, 06/01/28	1,635	1,668,004
9.50%, 02/01/29	5,458	5,882,976
8.38%, 06/01/31	1,620	1,670,656
9.88%, 02/01/32	4,100	4,418,750
Western Midstream Operating LP, 6.35%, 01/15/29	860	891,899
Williams Cos., Inc., 4.00%, 09/15/25	3,000	2,942,769

		415,794,066

Paper & Forest Products — 0.0%
Domtar Corp., 6.75%, 10/01/28(a)	1,802	1,634,288

Passenger Airlines(a) — 0.4%
American Airlines Group, Inc., 3.75%, 03/01/25	579	562,926
American Airlines, Inc.
7.25%, 02/15/28	150	152,330
8.50%, 05/15/29	1,645	1,737,872
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26	469	465,558
5.75%, 04/20/29	8,421	8,277,467
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26	2,329	2,186,200
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25	2,686	2,039,010
United Airlines, Inc.
4.38%, 04/15/26	3,881	3,751,911
4.63%, 04/15/29	8,798	8,182,141
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 06/01/28	1,761	1,497,401

		28,852,816

Personal Care Products — 0.0%
BellRing Brands, Inc., 7.00%, 03/15/30(a)	2,884	2,970,785

Pharmaceuticals — 1.4%
AbbVie, Inc.
3.20%, 05/14/26	16,594	16,016,229
2.95%, 11/21/26	3,818	3,636,255

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AbbVie, Inc. (continued)
5.05%, 03/15/34	$7,360	$7,451,226
Bausch Health Americas, Inc.(a)
9.25%, 04/01/26	664	624,160
8.50%, 01/31/27	133	78,165
Bausch Health Cos., Inc.(a)
9.00%, 12/15/25	203	192,853
6.13%, 02/01/27	7,170	4,467,555
11.00%, 09/30/28	6,977	4,657,148
Bristol-Myers Squibb Co.
3.90%, 02/20/28	2,426	2,355,960
1.45%, 11/13/30	1,670	1,356,243
5.75%, 02/01/31	7,370	7,735,121
5.20%, 02/22/34	3,130	3,177,966
Eli Lilly & Co., 4.70%, 02/27/33	1,010	1,007,395
Merck & Co., Inc.
2.15%, 12/10/31	1,500	1,255,444
4.50%, 05/17/33	16,085	15,728,169
Novartis Capital Corp., 2.20%, 08/14/30	180	156,184
Organon & Co./Organon Foreign Debt Co-Issuer BV,
5.13%, 04/30/31(a)	1,289	1,146,059
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30	2,600	2,574,773
4.75%, 05/19/33	3,885	3,825,108
Zoetis, Inc.
3.00%, 09/12/27	11,280	10,569,217
3.90%, 08/20/28	250	240,550
2.00%, 05/15/30	2,215	1,866,407

		90,118,187

Professional Services — 0.1%
Verisk Analytics, Inc., 4.00%, 06/15/25	9,035	8,876,812

Real Estate Management & Development — 0.3%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., 7.00%, 04/15/30(a)	2,593	2,308,887
CBRE Services, Inc., 4.88%, 03/01/26	8,250	8,162,906
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 01/15/28(a)	1,950	2,007,683
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)	665	688,276
Howard Hughes Corp.(a)
5.38%, 08/01/28	4,315	4,138,845
4.13%, 02/01/29	2,263	2,033,888
4.38%, 02/01/31	1,730	1,502,272
Newmark Group, Inc., 7.50%, 01/12/29(a)	1,393	1,432,411

		22,275,168

Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	7,390	7,298,902

Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)	2,307	2,265,094
Simon Property Group LP
3.50%, 09/01/25	810	790,839
1.38%, 01/15/27	2,920	2,655,922
5.50%, 03/08/33	2,760	2,810,684

		8,522,539

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc.
1.70%, 10/01/28	1,770	1,555,039
2.10%, 10/01/31	1,335	1,107,123

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	$16,861	$16,345,548
Broadcom, Inc.
3.15%, 11/15/25	520	503,024
3.46%, 09/15/26	19,619	18,870,199
1.95%, 02/15/28(a)	2,460	2,193,608
4.00%, 04/15/29(a)	8,000	7,620,678
4.15%, 04/15/32(a)	6,164	5,718,582
4.30%, 11/15/32	5,930	5,571,881
2.60%, 02/15/33(a)	23,000	18,679,698
3.42%, 04/15/33(a)	1,730	1,499,736
Marvell Technology, Inc., 5.95%, 09/15/33	2,945	3,051,941
Microchip Technology, Inc., 4.25%, 09/01/25	1,210	1,190,132
Micron Technology, Inc.
4.98%, 02/06/26	1,377	1,369,546
5.33%, 02/06/29	125	126,136
6.75%, 11/01/29	494	530,240
4.66%, 02/15/30	550	537,231
5.30%, 01/15/31	4,290	4,314,811
NCR Atleos Corp., 9.50%, 04/01/29(a)	2,290	2,449,405
NVIDIA Corp., 2.85%, 04/01/30	25	22,692
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	4,205	4,075,822
Texas Instruments, Inc.
1.75%, 05/04/30	145	122,463
1.90%, 09/15/31	2,445	2,037,363
4.90%, 03/14/33	12,480	12,605,891

		112,098,789

Software — 1.0%
Adobe, Inc., 2.30%, 02/01/30	2,130	1,874,494
Cloud Software Group, Inc.(a)
6.50%, 03/31/29	4,025	3,819,570
9.00%, 09/30/29	3,930	3,769,331
Electronic Arts, Inc., 1.85%, 02/15/31	2,000	1,638,650
Intuit, Inc.
1.35%, 07/15/27	805	719,883
1.65%, 07/15/30	438	362,029
5.20%, 09/15/33	7,585	7,725,125
Microsoft Corp., 1.35%, 09/15/30(a)	250	206,357
MicroStrategy, Inc., 6.13%, 06/15/28(a)	4,529	4,369,258
Oracle Corp.
3.40%, 07/08/24	1,710	1,699,028
1.65%, 03/25/26	4,960	4,629,296
4.65%, 05/06/30	2,120	2,078,910
2.88%, 03/25/31	21,445	18,645,930
4.90%, 02/06/33	7,650	7,489,718
RingCentral, Inc., 8.50%, 08/15/30(a)	1,200	1,247,681
Roper Technologies, Inc.
1.00%, 09/15/25	590	554,727
2.00%, 06/30/30	75	62,598
ServiceNow, Inc., 1.40%, 09/01/30	1,000	809,089
VMware, Inc.
1.00%, 08/15/24	2,425	2,382,426
4.50%, 05/15/25	540	534,764
4.65%, 05/15/27	2,000	1,966,039

		66,584,903

Specialized REITs — 0.5%
Iron Mountain, Inc.(a)
5.25%, 03/15/28	2,500	2,418,818
5.63%, 07/15/32	9,278	8,763,855

16

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Specialized REITs (continued)
Public Storage Operating Co.
1.50%, 11/09/26	$4,075	$3,740,004
1.95%, 11/09/28	9,275	8,178,122
3.39%, 05/01/29	450	421,425
2.25%, 11/09/31	7,850	6,515,466
5.10%, 08/01/33	1,600	1,606,943

		31,644,633

Specialty Retail — 0.2%
Academy Ltd., 6.00%, 11/15/27(a)	1,848	1,820,240
Bath & Body Works, Inc.
5.25%, 02/01/28	3,610	3,535,441
6.88%, 11/01/35	1,655	1,692,335
eG Global Finance PLC, 12.00%, 11/30/28(a)	2,110	2,242,797
Foot Locker, Inc., 4.00%, 10/01/29(a)	3,858	3,248,242
Gap, Inc.(a)
3.63%, 10/01/29	1,473	1,290,302
3.88%, 10/01/31	31	26,223

		13,855,580

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc., 3.35%, 08/08/32	2,195	2,015,444
Dell International LLC/EMC Corp.
5.85%, 07/15/25	2,720	2,733,707
6.10%, 07/15/27	4,285	4,412,106
5.40%, 04/15/34	4,240	4,249,927
Fortinet, Inc., 2.20%, 03/15/31	750	626,008
Seagate HDD Cayman
8.25%, 12/15/29(a)	5,670	6,092,211
8.50%, 07/15/31(a)	219	236,665
9.63%, 12/01/32	3,750	4,272,367
Western Digital Corp., 4.75%, 02/15/26	5,850	5,714,770

		30,353,205

Textiles, Apparel & Luxury Goods — 0.3%
Tapestry, Inc.
7.35%, 11/27/28	5,200	5,479,257
7.70%, 11/27/30	830	885,124
3.05%, 03/15/32	11,470	9,419,249
7.85%, 11/27/33	4,085	4,433,395

		20,217,025

Tobacco — 1.8%
Altria Group, Inc.
2.35%, 05/06/25	21,059	20,380,322
4.80%, 02/14/29	70	69,312
3.40%, 05/06/30	265	240,666
2.45%, 02/04/32	22,040	17,884,836
6.88%, 11/01/33	8,120	8,833,440
BAT Capital Corp.
3.22%, 08/15/24	5,383	5,330,228
6.34%, 08/02/30	7,307	7,613,690
BAT International Finance PLC, 1.67%, 03/25/26	5,000	4,653,799
Philip Morris International, Inc.
0.88%, 05/01/26	7,476	6,864,413
3.13%, 08/17/27	50	47,279
3.38%, 08/15/29	4,436	4,114,308
5.63%, 11/17/29	19,819	20,410,991
2.10%, 05/01/30	790	671,221
5.50%, 09/07/30	13	13,249
5.75%, 11/17/32	7,800	8,052,854
5.38%, 02/15/33	2,340	2,359,225

Security	Par (000)	Value

Tobacco (continued)
Philip Morris International, Inc. (continued)
5.63%, 09/07/33	$4,590	$4,693,935
Vector Group Ltd., 5.75%, 02/01/29(a)	7,285	6,748,202

		118,981,970

Water Utilities — 0.1%
American Water Capital Corp.
4.45%, 06/01/32	2,055	1,980,490
5.15%, 03/01/34	505	506,662
Essential Utilities, Inc.
3.57%, 05/01/29	55	51,424
2.70%, 04/15/30	220	189,984
5.38%, 01/15/34	645	641,780

		3,370,340

Wireless Telecommunication Services — 0.6%
Altice France Holding SA, 10.50%, 05/15/27(a)	854	319,547
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)	3,000	2,940,825
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)	3,991	3,707,917
T-Mobile U.S., Inc.
3.50%, 04/15/25	15,900	15,588,819
2.05%, 02/15/28	6,900	6,182,458
2.88%, 02/15/31	4,975	4,320,531
5.15%, 04/15/34	3,045	3,034,804
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(a)	4,300	3,706,102

		39,801,003

Total Corporate Bonds — 60.2% (Cost: $4,039,994,505)		4,004,970,443

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(d) — 21.5%
Connecticut Avenue Securities Trust(a)
Series 2019-HRP1, Class M2, (30-day Avg SOFR + 2.26%), 7.58%, 11/25/39	19,573	19,716,937
Series 2019-HRP1, Class M2B, (30-day Avg SOFR + 2.26%), 7.58%, 11/25/39	8,704	8,762,675
Series 2019-R01, Class 2M2, (30-day Avg SOFR + 2.56%), 7.88%, 07/25/31	5,696	5,709,602
Series 2019-R01, Class 2M2C, (30-day Avg SOFR + 2.56%), 7.88%, 07/25/31	1,509	1,509,365
Series 2020-R01, Class 1M2, (30-day Avg SOFR + 2.16%), 7.48%, 01/25/40	35,567	36,032,603
Series 2020-R02, Class 2C, (30-day Avg SOFR + 2.11%), 7.43%, 01/25/40	4,307	4,352,105
Series 2020-R02, Class 2M2, (30-day Avg SOFR + 2.11%), 7.43%, 01/25/40	52,778	53,337,472
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 9.08%, 02/25/40	51,265	54,292,078
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 9.08%, 02/25/40	21,367	22,628,877
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 8.42%, 10/25/41	15,550	15,996,549
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 8.07%, 12/25/41	11,575	11,776,253
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 8.47%, 12/25/41	44,830	46,055,894
Series 2022-R01, Class 1M1, (30-day Avg SOFR + 1.00%), 6.32%, 12/25/41	20,797	20,796,996
Series 2022-R02, Class 2B1, (30-day Avg SOFR + 4.50%), 9.82%, 01/25/42	50,022	52,571,830

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a) (continued)
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 8.32%, 01/25/42	$36,374	$37,375,514
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 11.57%, 03/25/42	20,630	23,025,685
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 10.57%, 03/25/42	30,632	33,328,752
Series 2022-R04, Class 1M1, (30-day Avg SOFR + 2.00%), 7.32%, 03/25/42	16,017	16,204,902
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 9.82%, 04/25/42	5,261	5,565,295
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 8.32%, 04/25/42	5,830	6,011,728
Series 2022-R05, Class M1, (30-day Avg SOFR + 1.90%), 7.22%, 04/25/42	26,026	26,188,297
Series 2022-R06, Class 1M1, (30-day Avg SOFR + 2.75%), 8.07%, 05/25/42	13,084	13,426,973
Series 2022-R07, Class 1M1, (30-day Avg SOFR + 2.95%), 8.27%, 06/25/42	48,892	50,236,411
Series 2022-R08, Class 1B1, (30-day Avg SOFR + 5.60%), 10.92%, 07/25/42	6,500	7,157,537
Series 2022-R08, Class 1M1, (30-day Avg SOFR + 2.55%), 7.87%, 07/25/42	12,647	12,980,583
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 7.82%, 02/25/44	11,706	11,779,163
Fannie Mae Connecticut Avenue Securities
Series 2014-C03, Class 1M2, (30-day Avg SOFR + 3.11%), 8.43%, 07/25/24	17,181	17,277,249
Series 2017-C01, Class 1M2C, (30-day Avg SOFR + 3.66%), 8.98%, 07/25/29	3,350	3,472,100
Series 2017-C03, Class 1M2C, (30-day Avg SOFR + 3.11%), 8.43%, 10/25/29	2,118	2,184,844
Series 2017-C05, Class 1EB3, (30-day Avg SOFR + 1.31%), 6.63%, 01/25/30	626	626,434
Series 2017-C06, Class 1M2C, (30-day Avg SOFR + 2.76%), 8.08%, 02/25/30	5,179	5,324,401
Series 2017-C07, Class 1EB2, (30-day Avg SOFR + 1.11%), 6.43%, 05/25/30	210	210,226
Series 2017-C07, Class 1M2C, (30-day Avg SOFR + 2.51%), 7.83%, 05/25/30	11,672	11,887,852
Series 2018-C01, Class 1ED2, (30-day Avg SOFR + 0.96%), 6.28%, 07/25/30	39	39,026
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 7.68%, 07/25/30	5,420	5,528,227
Series 2018-C02, Class 2M2, (30-day Avg SOFR + 2.31%), 7.63%, 08/25/30	1,377	1,410,110
Series 2018-C03, Class 1M2C, (30-day Avg SOFR + 2.26%), 7.58%, 10/25/30	1,537	1,563,462
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 8.62%, 11/25/41(a)	47,031	48,499,110
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 7.32%, 11/25/41(a)	17,280	17,378,438
Freddie Mac STACR REMIC Trust(a)
Series 2020-DNA4, Class B1, (30-day Avg SOFR + 6.11%), 11.43%, 08/25/50	3,669	4,151,847
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.97%, 01/25/51	7,543	7,986,474
Series 2021-DNA1, Class M2, (30-day Avg SOFR + 1.80%), 7.12%, 01/25/51	15,049	15,166,040
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 8.82%, 10/25/33	9,011	9,910,459
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 8.37%, 01/25/34	24,403	25,805,970

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR REMIC Trust(a) (continued)
Series 2021-DNA5, Class M2, (30-day Avg SOFR + 1.65%), 6.97%, 01/25/34	$4,480	$4,495,870
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 8.72%, 10/25/41	63,026	65,212,119
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.97%, 11/25/41	58,339	60,743,134
Series 2021-DNA7, Class M1, (30-day Avg SOFR + 0.85%), 6.17%, 11/25/41	21,207	21,186,799
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 8.32%, 08/25/33	22,620	24,052,808
Series 2021-HQA3, Class B1, (30-day Avg SOFR + 3.35%), 8.67%, 09/25/41	15,062	15,513,337
Series 2021-HQA3, Class M1, (30-day Avg SOFR + 0.85%), 6.17%, 09/25/41	17,961	17,876,556
Series 2021-HQA3, Class M2, (30-day Avg SOFR + 2.10%), 7.42%, 09/25/41	26,375	26,448,784
Series 2021-HQA4, Class B1, (30-day Avg SOFR + 3.75%), 9.07%, 12/25/41	42,909	44,192,322
Series 2021-HQA4, Class M1, (30-day Avg SOFR + 0.95%), 6.27%, 12/25/41	1,003	998,346
Series 2022-DNA1, Class B1, (30-day Avg SOFR + 3.40%), 8.72%, 01/25/42	6,485	6,694,263
Series 2022-DNA1, Class M1A, (30-day Avg SOFR + 1.00%), 6.32%, 01/25/42	5,963	5,962,327
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 7.82%, 01/25/42	11,200	11,389,056
Series 2022-DNA2, Class B1, (30-day Avg SOFR + 4.75%), 10.07%, 02/25/42	8,870	9,444,829
Series 2022-DNA2, Class M1A, (30-day Avg SOFR + 1.30%), 6.62%, 02/25/42	3,223	3,230,303
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 9.07%, 02/25/42	19,553	20,567,410
Series 2022-DNA3, Class M1A, (30-day Avg SOFR + 2.00%), 7.32%, 04/25/42	27,541	27,896,802
Series 2022-DNA4, Class M1A, (30-day Avg SOFR + 2.20%), 7.52%, 05/25/42	1,516	1,542,197
Series 2022-DNA5, Class M1A, (30-day Avg SOFR + 2.95%), 8.27%, 06/25/42	44,371	45,536,148
Series 2022-DNA6, Class M1A, (30-day Avg SOFR + 2.15%), 7.47%, 09/25/42	14,694	14,877,932
Series 2022-DNA7, Class M2, (30-day Avg SOFR + 7.00%), 12.32%, 03/25/52	17,075	19,750,600
Series 2022-HQA1, Class M1A, (30-day Avg SOFR + 2.10%), 7.42%, 03/25/42	39,809	40,198,758
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 10.57%, 03/25/42	22,316	24,181,327
Series 2022-HQA3, Class M1A, (30-day Avg SOFR + 2.30%), 7.62%, 08/25/42	34,305	35,035,747
Freddie Mac STACR Trust(a)
Series 2018-HQA2, Class M2, (30-day Avg SOFR + 2.41%), 7.73%, 10/25/48	17,405	17,893,518
Series 2019-DNA2, Class M2, (30-day Avg SOFR + 2.56%), 7.88%, 03/25/49	7,054	7,094,163
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2016-HQA2, Class M3, (30-day Avg SOFR + 5.26%), 10.58%, 11/25/28	5,241	5,558,461
Series 2017-HQA1, Class M2, (30-day Avg SOFR + 3.66%), 8.98%, 08/25/29	5,020	5,248,788
Series 2017-HQA3, Class M2, (30-day Avg SOFR + 2.46%), 7.78%, 04/25/30	4,678	4,811,323
Series 2018-SPI1, Class M2, 3.79%, 02/25/48(a)	45	42,054
Series 2018-SPI2, Class M2, 3.84%, 05/25/48(a)	63	60,061

18

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (continued)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 9.32%, 11/25/50(a)	$9,581	$10,764,484
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 8.72%, 08/25/33(a)	15,735	17,119,002
Series 2022-HQA2, Class M1A, (30-day Avg SOFR + 2.65%), 7.97%, 07/25/42(a)	36,277	37,252,649
STACR Trust, Series 2018-DNA3, Class M2A, (30-day Avg SOFR + 2.21%), 7.53%, 09/25/48(a)	534	535,898

		1,428,650,520

Commercial Mortgage-Backed Securities — 0.1%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58	160	151,566
Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, (30-day Avg SOFR + 3.86%), 9.18%, 03/25/50(a)(d)	7,862	7,764,425

		7,915,991

Total Non-Agency Mortgage-Backed Securities — 21.6% (Cost: $1,391,848,484)		1,436,566,511

Preferred Securities

Capital Trusts — 0.1%(d)

Diversified Telecommunication Services — 0.0%
British Telecommunications PLC, 4.88%, 11/23/81(a)	500	444,258

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC
5.13%, 06/04/81	5,960	4,498,254
7.00%, 04/04/79	200	206,298

		4,704,552

		5,148,810

Total Preferred Securities — 0.1% (Cost: $5,143,051)		5,148,810

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations(d) — 0.0%
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 1M2, (30-day Avg SOFR + 5.01%), 10.33%, 11/25/24	1,191	1,213,566
Series 2018-C04, Class 2M2, (30-day Avg SOFR + 2.66%), 7.98%, 12/25/30	2,258	2,339,480
Freddie Mac STACR Trust, Series 2019-FTR2, Class M1, (30-day Avg SOFR + 1.06%), 6.38%, 11/25/48(a)	7	7,322
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M2, (30-day Avg SOFR + 2.61%), 7.93%, 03/25/30	771	790,049

		4,350,417

Commercial Mortgage-Backed Securities — 0.3%
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (30-day Avg SOFR + 3.36%), 8.68%, 10/25/49(a)(d)	17,973	17,686,911

Mortgage-Backed Securities — 11.3%
Fannie Mae Mortgage-Backed Securities, 4.00%, 02/01/47 - 02/01/57	64	59,904

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
4.50%, 05/01/42 - 01/01/49	$81	$79,634
3.50%, 10/01/44 - 06/01/49	3,739	3,423,108
3.00%, 03/01/46 - 02/01/47	5,644	4,980,329
4.00%, 10/01/46 - 01/01/49	39	36,489
Ginnie Mae Mortgage-Backed Securities
3.50%, 06/20/42 - 04/18/54(f)	27,031	24,647,165
3.00%, 05/20/45 - 04/18/54(f)	35,444	31,341,880
4.00%, 11/20/47 - 04/18/54(f)	18,510	17,408,155
4.50%, 10/20/48 - 04/18/54(f)	20,736	20,030,978
5.00%, 12/20/48 - 04/18/54(f)	12,137	11,933,486
2.50%, 08/20/50 - 04/18/54(f)	42,113	35,735,927
5.50%, 12/20/52	591	590,844
2.00%, 04/18/54(f)	73,475	60,184,314
Uniform Mortgage-Backed Securities(f)
3.00%, 03/01/30 - 04/11/54	99,503	87,446,292
2.50%, 04/01/32 - 04/11/54	137,116	114,194,040
2.00%, 12/01/35 - 04/11/54	116,800	93,830,394
1.50%, 04/16/39 - 04/11/54	23,100	17,656,425
5.00%, 02/01/41 - 04/11/54	40,049	39,278,825
3.50%, 07/01/43 - 04/11/54(g)	52,604	47,654,667
4.50%, 06/01/44 - 04/11/54	29,399	28,222,712
4.00%, 03/01/45 - 04/11/54	52,812	49,151,442
5.50%, 11/01/52 - 04/11/54	33,622	33,638,731
6.00%, 04/11/54	18,000	18,163,871
6.50%, 04/11/54	11,125	11,365,502

		751,055,114

Total U.S. Government Sponsored Agency Securities — 11.6% (Cost: $790,262,585)		773,092,442

Total Long-Term Investments — 106.1% (Cost: $7,017,585,387)		7,062,643,757

	Shares

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(h)(i)	9,218,069	9,218,069

	Par (000)

U.S. Treasury Obligations — 0.4%
U.S. Treasury Bills(j)
5.38%, 05/28/24 - 06/13/24	$24,500	24,251,761
Series WI, 5.50%, 05/16/24	2,836	2,817,463

		27,069,224

Total Short-Term Securities — 0.5% (Cost: $36,286,379)		36,287,293

Total Investments Before TBA Sale Commitments — 106.6% (Cost: $7,053,871,766)		7,098,931,050

TBA Sale Commitments(f)

Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities
2.50%, 04/11/54	(8,000)	(6,611,682)

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
3.00%, 04/11/54	$(5,000)	$(4,301,056)
3.50%, 04/11/54	(2,000)	(1,789,755)
4.00%, 04/11/54	(2,000)	(1,852,003)

Total TBA Sale Commitments — (0.2)% (Proceeds: $(14,496,289))		(14,554,496)

Total Investments, Net of TBA Sale Commitments — 106.4% (Cost: $7,039,375,477)		7,084,376,554

Liabilities in Excess of Other Assets — (6.4)%		(427,522,247)

Net Assets — 100.0%		$6,656,854,307

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Represents or includes a TBA transaction.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	Rates are discount rates or a range of discount rates as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$7,458,620	$1,759,449	(a)	$—	$—	$—	$9,218,069	9,218,069	$395,524	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro Bund	444	06/06/24	$63,890	$374,454
10-Year Australian Treasury Bonds	146	06/17/24	11,091	38,042
10-Year U.S. Ultra Long Treasury Note	3,953	06/18/24	453,051	(406,758)
Ultra U.S. Treasury Bond	2,438	06/18/24	314,502	2,902,892
10-Year Canadian Bond	999	06/19/24	88,752	289,436
2-Year U.S. Treasury Note	5,427	06/28/24	1,109,737	(1,431,211)

				1,766,855

Short Contracts
Euro OAT	593	06/06/24	81,998	(809,714)
10-Year U.S. Treasury Note	14,626	06/18/24	1,620,515	(3,990,824)
U.S. Long Bond	2,740	06/18/24	329,999	(4,315,810)
Long Gilt	45	06/26/24	5,676	(38,592)
5-Year U.S. Treasury Note	797	06/28/24	85,291	(73,412)

				(9,228,352)

				$(7,461,497)

20

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	12,230,000	USD	7,950,992	Goldman Sachs International	06/20/24	$36,169
CAD	30,600,000	USD	22,568,119	Barclays Bank PLC	06/20/24	48,002
CAD	3,000,000	USD	2,209,259	Morgan Stanley & Co. International PLC	06/20/24	8,008
COP	12,670,000,000	USD	3,182,258	Barclays Bank PLC	06/20/24	53,479
COP	5,370,000,000	USD	1,362,415	Goldman Sachs International	06/20/24	9,006
COP	164,540,000,000	USD	41,455,242	Morgan Stanley & Co. International PLC	06/20/24	565,925
EUR	14,100,000	USD	15,241,818	Goldman Sachs International	06/20/24	17,991
GBP	13,990,000	USD	17,631,569	Goldman Sachs International	06/20/24	33,200
INR	195,500,000	USD	2,338,828	Barclays Bank PLC	06/20/24	80
MXN	163,100,000	USD	9,559,990	Barclays Bank PLC	06/20/24	129,767
MXN	63,600,000	USD	3,741,138	BNP Paribas SA	06/20/24	37,333
MXN	69,300,000	USD	4,101,395	Citibank N.A.	06/20/24	15,712
MXN	100,800,000	USD	5,913,099	Citibank N.A.	06/20/24	75,421
MXN	39,100,000	USD	2,291,674	Morgan Stanley & Co. International PLC	06/20/24	31,254
NZD	21,390,000	USD	12,746,729	Bank of America N.A.	06/20/24	33,424
SGD	5,620,000	USD	4,174,667	Barclays Bank PLC	06/20/24	2,439
USD	342,448	AUD	520,000	Deutsche Bank AG	06/20/24	2,846
USD	6,624,700	AUD	10,000,000	Goldman Sachs International	06/20/24	93,906
USD	83,532,663	AUD	126,200,000	Goldman Sachs International	06/20/24	1,114,046
USD	9,151,981	AUD	13,800,000	JPMorgan Chase Bank N.A.	06/20/24	139,485
USD	2,373,070	BRL	11,950,000	Goldman Sachs International	06/20/24	8,046
USD	6,908,961	BRL	34,750,000	Goldman Sachs International	06/20/24	31,588
USD	2,371,964	BRL	11,900,000	Standard Chartered Bank	06/20/24	16,835
USD	107,940,361	CAD	145,480,000	Toronto-Dominion Bank	06/20/24	417,705
USD	1,429,191	CHF	1,250,000	Deutsche Bank AG	06/20/24	31,118
USD	9,240,362	CHF	8,240,000	Goldman Sachs International	06/20/24	24,259
USD	43,021,216	CHF	37,420,000	JPMorgan Chase Bank N.A.	06/20/24	1,168,477
USD	5,259,157	CZK	121,800,000	Deutsche Bank AG	06/20/24	65,590
USD	6,423,785	CZK	148,500,000	Deutsche Bank AG	06/20/24	91,727
USD	9,445,796	CZK	218,500,000	Deutsche Bank AG	06/20/24	128,929
USD	9,983,148	CZK	230,800,000	Deutsche Bank AG	06/20/24	141,808
USD	63,063,335	CZK	1,460,200,000	Goldman Sachs International	06/20/24	800,232
USD	12,492,612	CZK	288,500,000	UBS AG	06/20/24	190,937
USD	8,082,531	EUR	7,360,000	Barclays Bank PLC	06/20/24	117,128
USD	24,698,879	EUR	22,750,000	Barclays Bank PLC	06/20/24	77,556
USD	11,485,573	EUR	10,560,000	Citibank N.A.	06/20/24	56,951
USD	6,262,545	EUR	5,750,000	JPMorgan Chase Bank N.A.	06/20/24	39,573
USD	3,840,240	EUR	3,510,000	Morgan Stanley & Co. International PLC	06/20/24	41,521
USD	46,011,357	EUR	42,090,000	Morgan Stanley & Co. International PLC	06/20/24	459,205
USD	22,821,950	GBP	17,800,000	Barclays Bank PLC	06/20/24	346,404
USD	17,543,699	GBP	13,810,000	Citibank N.A.	06/20/24	106,211
USD	9,590,166	GBP	7,490,000	Goldman Sachs International	06/20/24	132,760
USD	3,507,987	GBP	2,730,000	JPMorgan Chase Bank N.A.	06/20/24	60,895
USD	6,661,474	GBP	5,210,000	JPMorgan Chase Bank N.A.	06/20/24	82,957
USD	46,157,030	GBP	36,410,000	Morgan Stanley & Co. International PLC	06/20/24	183,175
USD	11,296,502	GBP	8,920,000	Standard Chartered Bank	06/20/24	33,476
USD	585,819	HKD	4,570,000	HSBC Bank PLC	06/20/24	618
USD	7,762,426	HUF	2,817,000,000	BNP Paribas SA	06/20/24	79,088
USD	10,781,849	HUF	3,932,000,000	Citibank N.A.	06/20/24	57,360
USD	13,954,519	HUF	5,076,000,000	Toronto-Dominion Bank	06/20/24	109,782
USD	10,488,213	JPY	1,528,000,000	Barclays Bank PLC	06/20/24	271,810
USD	4,468,749	JPY	655,000,000	JPMorgan Chase Bank N.A.	06/20/24	89,335
USD	4,552,534	JPY	680,000,000	JPMorgan Chase Bank N.A.	06/20/24	5,967
USD	13,773,808	JPY	2,047,000,000	Morgan Stanley & Co. International PLC	06/20/24	87,305
USD	6,612,628	KRW	8,615,000,000	Barclays Bank PLC	06/20/24	202,102
USD	7,643,678	KRW	10,120,000,000	Deutsche Bank AG	06/20/24	113,263
USD	3,111,411	KRW	4,150,000,000	Goldman Sachs International	06/20/24	23,346
USD	3,524,124	KRW	4,595,000,000	Goldman Sachs International	06/20/24	104,929
USD	4,957,943	NOK	52,400,000	Deutsche Bank AG	06/20/24	122,354
USD	64,349,878	NZD	104,330,000	Barclays Bank PLC	06/20/24	2,014,518
USD	63,687,201	PHP	3,530,500,000	Bank of America N.A.	06/20/24	902,242
USD	20,826,916	PLN	81,750,000	Bank of America N.A.	06/20/24	377,070

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,533,513	PLN	18,100,000	Deutsche Bank AG	06/20/24	$5,779
USD	3,737,447	PLN	14,750,000	JPMorgan Chase Bank N.A.	06/20/24	47,719
USD	8,258,461	THB	291,977,878	Barclays Bank PLC	06/20/24	204,335
USD	21,767,664	THB	766,200,000	HSBC Bank PLC	06/20/24	632,257
USD	2,271,300	THB	81,800,000	JPMorgan Chase Bank N.A.	06/20/24	14,870
USD	3,584,002	THB	127,080,000	JPMorgan Chase Bank N.A.	06/20/24	78,537
USD	541,365	THB	19,142,122	Morgan Stanley & Co. International PLC	06/20/24	13,335
USD	16,736,120	TWD	522,100,000	Goldman Sachs International	06/20/24	361,428
USD	2,910,834	ZAR	54,900,000	Citibank N.A.	06/20/24	30,782
USD	19,805,754	ZAR	372,800,000	JPMorgan Chase Bank N.A.	06/20/24	248,683

						13,501,370

AUD	8,720,000	USD	5,696,514	Bank of America N.A.	06/20/24	(1,662)
AUD	8,830,000	USD	5,769,513	Citibank N.A.	06/20/24	(2,822)
AUD	8,100,000	USD	5,324,049	Goldman Sachs International	06/20/24	(34,106)
BRL	310,070,000	USD	61,898,621	Morgan Stanley & Co. International PLC	06/20/24	(532,667)
CAD	8,810,000	USD	6,519,007	Goldman Sachs International	06/20/24	(7,633)
CAD	11,850,000	USD	8,797,262	Goldman Sachs International	06/20/24	(39,058)
CAD	2,350,000	USD	1,745,176	HSBC Bank PLC	06/20/24	(8,317)
CAD	4,810,000	USD	3,573,182	Morgan Stanley & Co. International PLC	06/20/24	(18,165)
CHF	4,410,000	USD	4,940,674	BNP Paribas SA	06/20/24	(8,269)
CHF	5,490,000	USD	6,222,740	Citibank N.A.	06/20/24	(82,400)
CHF	10,560,000	USD	12,178,765	HSBC Bank PLC	06/20/24	(367,837)
CHF	24,140,000	USD	27,446,009	HSBC Bank PLC	06/20/24	(446,406)
CHF	12,450,000	USD	14,256,090	Morgan Stanley & Co. International PLC	06/20/24	(331,274)
CZK	144,100,000	USD	6,188,583	Deutsche Bank AG	06/20/24	(44,141)
CZK	90,000,000	USD	3,844,724	Nomura International PLC	06/20/24	(7,113)
EUR	4,400,000	USD	4,829,939	JPMorgan Chase Bank N.A.	06/20/24	(68,012)
EUR	6,360,000	USD	6,969,392	JPMorgan Chase Bank N.A.	06/20/24	(86,244)
EUR	43,580,000	USD	47,790,569	UBS AG	06/20/24	(625,856)
GBP	9,660,000	USD	12,360,733	Citibank N.A.	06/20/24	(163,330)
GBP	9,640,000	USD	12,298,404	Goldman Sachs International	06/20/24	(126,254)
HUF	1,598,000,000	USD	4,401,565	Bank of America N.A.	06/20/24	(43,037)
HUF	1,335,000,000	USD	3,679,743	JPMorgan Chase Bank N.A.	06/20/24	(38,544)
IDR	57,130,000,000	USD	3,679,760	BNP Paribas SA	06/20/24	(88,267)
IDR	64,910,000,000	USD	4,175,485	Morgan Stanley & Co. International PLC	06/20/24	(94,900)
IDR	172,880,000,000	USD	11,139,175	Morgan Stanley & Co. International PLC	06/20/24	(271,028)
INR	1,481,100,000	USD	17,842,858	Goldman Sachs International	06/20/24	(123,384)
INR	452,800,000	USD	5,423,521	Standard Chartered Bank	06/20/24	(6,346)
JPY	1,104,000,000	USD	7,639,916	Barclays Bank PLC	06/20/24	(258,431)
JPY	1,346,000,000	USD	9,008,768	Citibank N.A.	06/20/24	(9,240)
JPY	2,522,000,000	USD	17,409,384	UBS AG	06/20/24	(546,970)
KRW	136,605,000,000	USD	104,587,598	Deutsche Bank AG	06/20/24	(2,938,158)
KRW	8,865,000,000	USD	6,645,634	JPMorgan Chase Bank N.A.	06/20/24	(49,080)
MXN	138,300,000	USD	8,231,168	Barclays Bank PLC	06/20/24	(14,776)
NOK	48,300,000	USD	4,592,684	Deutsche Bank AG	06/20/24	(135,453)
NOK	71,200,000	USD	6,676,281	Deutsche Bank AG	06/20/24	(105,786)
NOK	40,500,000	USD	3,779,110	JPMorgan Chase Bank N.A.	06/20/24	(41,679)
NOK	160,800,000	USD	15,380,364	Morgan Stanley & Co. International PLC	06/20/24	(541,382)
NZD	10,910,000	USD	6,579,537	Bank of America N.A.	06/20/24	(61,002)
NZD	15,040,000	USD	9,078,821	Barclays Bank PLC	06/20/24	(92,682)
NZD	16,910,000	USD	10,303,939	Barclays Bank PLC	06/20/24	(200,509)
NZD	9,960,000	USD	6,005,382	Goldman Sachs International	06/20/24	(54,455)
NZD	15,050,000	USD	9,176,482	Morgan Stanley & Co. International PLC	06/20/24	(184,369)
PHP	350,300,000	USD	6,328,965	Standard Chartered Bank	06/20/24	(99,374)
PLN	16,100,000	USD	4,079,047	Barclays Bank PLC	06/20/24	(51,616)
PLN	16,250,000	USD	4,143,810	Deutsche Bank AG	06/20/24	(78,856)
PLN	41,250,000	USD	10,524,167	Deutsche Bank AG	06/20/24	(205,437)
PLN	14,750,000	USD	3,712,373	Societe Generale	06/20/24	(22,645)
SEK	712,700,000	USD	69,795,910	Barclays Bank PLC	06/20/24	(2,998,169)
SEK	15,200,000	USD	1,488,253	BNP Paribas SA	06/20/24	(63,635)
SEK	120,700,000	USD	11,873,143	Deutsche Bank AG	06/20/24	(560,547)

22

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	78,900,000	USD	7,663,848	Goldman Sachs International	06/20/24	$(268,952)
SGD	8,430,000	USD	6,296,260	Barclays Bank PLC	06/20/24	(30,600)
SGD	10,500,000	USD	7,930,933	Barclays Bank PLC	06/20/24	(126,730)
SGD	20,830,000	USD	15,569,699	Barclays Bank PLC	06/20/24	(87,647)
SGD	5,870,000	USD	4,384,516	BNP Paribas SA	06/20/24	(21,595)
SGD	121,890,000	USD	91,980,027	Citibank N.A.	06/20/24	(1,384,381)
SGD	4,470,000	USD	3,357,671	JPMorgan Chase Bank N.A.	06/20/24	(35,310)
SGD	5,780,000	USD	4,327,428	JPMorgan Chase Bank N.A.	06/20/24	(31,400)
TWD	58,700,000	USD	1,885,520	Deutsche Bank AG	06/20/24	(44,504)
TWD	127,400,000	USD	4,029,988	Deutsche Bank AG	06/20/24	(34,324)
TWD	61,700,000	USD	1,947,847	JPMorgan Chase Bank N.A.	06/20/24	(12,742)
USD	3,561,192	AUD	5,460,000	JPMorgan Chase Bank N.A.	06/20/24	(4,622)
USD	9,562,198	CAD	13,000,000	Bank of America N.A.	06/20/24	(45,958)
USD	5,364,843	CAD	7,270,000	JPMorgan Chase Bank N.A.	06/20/24	(8,334)
USD	7,270,923	CAD	9,850,000	Morgan Stanley & Co. International PLC	06/20/24	(9,102)
USD	2,404,592	CHF	2,160,000	Morgan Stanley & Co. International PLC	06/20/24	(11,279)
USD	5,489,776	COP	21,620,000,000	Barclays Bank PLC	06/20/24	(31,663)
USD	3,586,844	COP	14,110,000,000	Goldman Sachs International	06/20/24	(16,648)
USD	7,507,779	CZK	176,500,000	BNP Paribas SA	06/20/24	(18,202)
USD	4,686,700	GBP	3,720,000	Citibank N.A.	06/20/24	(10,436)
USD	2,879,884	JPY	431,000,000	JPMorgan Chase Bank N.A.	06/20/24	(1,837)
USD	2,981,208	MXN	51,200,000	JPMorgan Chase Bank N.A.	06/20/24	(60,580)
USD	2,310,418	PHP	130,400,000	Morgan Stanley & Co. International PLC	06/20/24	(8,562)
USD	8,880,208	THB	322,600,000	UBS AG	06/20/24	(18,620)
USD	5,099,392	ZAR	98,000,000	Barclays Bank PLC	06/20/24	(41,684)
USD	12,438,133	ZAR	237,100,000	Barclays Bank PLC	06/20/24	(122)
USD	8,629,088	ZAR	165,300,000	Citibank N.A.	06/20/24	(42,542)
ZAR	1,576,777	USD	84,163	Barclays Bank PLC	06/20/24	(1,446)
ZAR	46,700,000	USD	2,478,619	Deutsche Bank AG	06/20/24	(28,740)
ZAR	82,123,223	USD	4,382,663	Deutsche Bank AG	06/20/24	(74,483)
ZAR	71,800,000	USD	3,804,639	Goldman Sachs International	06/20/24	(38,014)
ZAR	77,200,000	USD	4,103,686	Morgan Stanley & Co. International PLC	06/20/24	(53,778)
CLP	19,375,000,000	USD	19,965,170	Citibank N.A.	06/21/24	(230,232)
CLP	2,862,000,000	USD	2,987,256	Goldman Sachs International	06/21/24	(72,087)

						(15,888,479)

						$(2,387,109)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B	USD 37,345	$2,753,525	$2,574,161	$179,364

(a) Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency					Value
3.00%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	06/19/24(a)	06/19/26	EUR	265,060	$(192,517)	$227,325	$(419,842)
4.35%	Annual	1-Day SONIA, 5.19%	Annual	06/19/24(a)	06/19/26	GBP	692,170	(2,152,989)	853,076	(3,006,065)
1-Day SOFR, 5.34%	Annual	4.30%	Annual	06/20/24(a)	06/20/26	USD	144,906	(141,524)	(85,718)	(55,806)
6-mo. EURIBOR, 3.85%	Semi-Annual	2.67%	Annual	06/19/24(a)	06/19/29	EUR	191,710	748,929	(356,967)	1,105,896
1-Day SONIA, 5.19%	Annual	3.86%	Annual	06/19/24(a)	06/19/29	GBP	24,310	190,924	(65,399)	256,323
3.92%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24(a)	06/20/29	USD	61,261	(77,672)	56,067	(133,739)

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency						Value
3.95%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24	(a)	06/20/29	USD	92,500	$(237,976)	$11,007	$(248,983)
8.30%	Monthly	28-Day MXIBTIIE, 11.25%	Monthly	09/18/24	(a)	09/12/29	MXN	168,350	92,943	90	92,853
28-Day MXIBTIIE, 11.25%	Monthly	8.42%	Monthly	09/18/24	(a)	09/12/29	MXN	137,690	(37,684)	74	(37,758)
28-Day MXIBTIIE, 11.25%	Monthly	8.51%	Monthly	09/18/24	(a)	09/12/29	MXN	95,200	(7,681)	51	(7,732)
1.00%	Annual	1-Day SSARON, 1.46%	Annual	09/18/24	(a)	09/18/29	CHF	2,750	4,162	(4,667)	8,829
2.13%	Quarterly	China Fixing Repo Rates 7-Day, 2.30%	Quarterly	09/18/24	(a)	09/18/29	CNY	33,860	145	53	92
2.13%	Quarterly	China Fixing Repo Rates 7-Day, 2.30%	Quarterly	09/18/24	(a)	09/18/29	CNY	33,950	1,130	53	1,077
2.18%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24	(a)	09/18/29	THB	254,387	5,382	80	5,302
2.18%	Quarterly	1-Day THOR, 2.49%	Quarterly	09/18/24	(a)	09/18/29	THB	763,162	15,555	239	15,316
1-Day THOR, 2.49%	Quarterly	2.20%	Quarterly	09/18/24	(a)	09/18/29	THB	197,060	1,947	60	1,887
3-mo. STIBOR, 4.03%	Quarterly	2.52%	Annual	09/18/24	(a)	09/18/29	SEK	128,350	(28,928)	65,538	(94,466)
6-mo. EURIBOR, 3.85%	Semi-Annual	2.52%	Annual	09/18/24	(a)	09/18/29	EUR	5,710	(382)	20,112	(20,494)
2.80%	Semi-Annual	1-Day SORA, 3.69%	Semi-Annual	09/18/24	(a)	09/18/29	SGD	3,935	17,132	33	17,099
2.80%	Semi-Annual	1-Day SORA, 3.69%	Semi-Annual	09/18/24	(a)	09/18/29	SGD	3,935	18,065	33	18,032
1-Day SORA, 3.69%	Semi-Annual	2.80%	Semi-Annual	09/18/24	(a)	09/18/29	SGD	39,005	(171,140)	327	(171,467)
1-Day SORA, 3.69%	Semi-Annual	2.80%	Semi-Annual	09/18/24	(a)	09/18/29	SGD	39,005	(170,479)	327	(170,806)
6-mo. PRIBOR, 5.23%	Semi-Annual	3.00%	Annual	09/18/24	(a)	09/18/29	CZK	1,086,990	(995,852)	523	(996,375)
3.24%	Semi-Annual	1-Day CORRA, 5.00%	Semi-Annual	09/18/24	(a)	09/18/29	CAD	22,700	81,964	(24,812)	106,776
3.73%	Annual	6-mo. NIBOR, 4.87%	Semi-Annual	09/18/24	(a)	09/18/29	NOK	43,950	4,607	45	4,562
3.77%	Annual	1-Day SONIA, 5.19%	Annual	09/18/24	(a)	09/18/29	GBP	8,290	(66,091)	10,123	(76,214)
3.80%	Annual	6-mo. NIBOR, 4.87%	Semi-Annual	09/18/24	(a)	09/18/29	NOK	464,180	(77,489)	(386,427)	308,938
3.83%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24	(a)	09/18/29	USD	5,350	(3,631)	881	(4,512)
3.85%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24	(a)	09/18/29	USD	7,340	(13,387)	(8,904)	(4,483)
3.86%	Annual	1-Day SOFR, 5.34%	Annual	09/18/24	(a)	09/18/29	USD	7,620	(16,928)	85	(17,013)
3.94%	Semi-Annual	6-mo. BBSW, 4.50%	Semi-Annual	09/18/24	(a)	09/18/29	AUD	64,175	13,842	473	13,369
4.16%	Semi-Annual	3-mo. BBR, 5.71%	Quarterly	09/18/24	(a)	09/18/29	NZD	6,950	(1,173)	48	(1,221)
6-mo. WIBOR, 5.86%	Semi-Annual	4.81%	Annual	09/18/24	(a)	09/18/29	PLN	64,670	5,475	184	5,291
4.82%	Annual	6-mo. WIBOR, 5.86%	Semi-Annual	09/18/24	(a)	09/18/29	PLN	19,390	(2,862)	55	(2,917)
6.20%	Semi-Annual	1-Day MIBOR, 7.90%	Semi-Annual	09/18/24	(a)	09/18/29	INR	1,612,710	84,093	217	83,876
6.23%	Semi-Annual	1-Day MIBOR, 7.90%	Semi-Annual	09/18/24	(a)	09/18/29	INR	1,612,710	65,217	218	64,999
8.47%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	09/18/24	(a)	09/18/29	ZAR	290,160	178,972	174	178,798
8.66%	Quarterly	3-mo. JIBAR, 8.35%	Quarterly	09/18/24	(a)	09/18/29	ZAR	110,380	25,026	65	24,961
3-mo. KRW CDC, 3.64%	Quarterly	3.14%	Quarterly	09/19/24	(a)	09/19/29	KRW	53,030,910	(105,553)	(1,349)	(104,204)
3-mo. KRW CDC, 3.64%	Quarterly	3.16%	Quarterly	09/19/24	(a)	09/19/29	KRW	18,225,310	(28,812)	155	(28,967)
3.67%	Quarterly	3-mo. HIBOR, 4.72%	Quarterly	09/19/24	(a)	09/19/29	HKD	389,840	261,280	555	260,725
3.78%	Quarterly	3-mo. HIBOR, 4.72%	Quarterly	09/19/24	(a)	09/19/29	HKD	39,850	3,297	57	3,240
3.83%	Quarterly	3-mo. HIBOR, 4.72%	Quarterly	09/19/24	(a)	09/19/29	HKD	31,310	(6,911)	44	(6,955)
3.66%	Annual	3-mo. TELBOR, 4.35%	Quarterly	09/18/24	(a)	09/18/29	ILS	36,180	89,828	112	89,716
2.72%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	N/A		02/08/34	EUR	2,100	(21,369)	(1,018)	(20,351)
3.92%	Annual	1-Day SONIA, 5.19%	Annual	N/A		02/14/34	GBP	3,780	(91,689)	(20,198)	(71,491)
4.43%	Semi-Annual	6-mo. BBSW, 4.50%	Semi-Annual	N/A		02/15/34	AUD	7,560	(88,808)	29,179	(117,987)
6-mo. EURIBOR, 3.85%	Semi-Annual	2.64%	Annual	06/19/24	(a)	06/19/34	EUR	174,730	1,415,975	(461,450)	1,877,425
1-Day SONIA, 5.19%	Annual	3.74%	Annual	06/19/24	(a)	06/19/34	GBP	132,640	1,673,986	321,722	1,352,264
1-Day SOFR, 5.34%	Annual	3.87%	Annual	06/20/24	(a)	06/20/34	USD	201,960	1,243,597	(175,195)	1,418,792
2.39%	Annual	6-mo. EURIBOR, 3.85%	Semi-Annual	06/19/24	(a)	06/19/54	EUR	89,370	(1,698,270)	190,110	(1,888,380)
3.66%	Annual	1-Day SOFR, 5.34%	Annual	06/20/24	(a)	06/20/54	USD	90,450	(1,160,205)	(51,420)	(1,108,785)

									$(1,354,529)	$146,046	$(1,500,575)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.46%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/05/34	USD	24,980	$ 176,855	$ (35,555)	$212,410

24

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.44%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/06/34	USD	25,750	$223,189	$9,155	$214,034
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/08/34	USD	13,070	75,706	271	75,435
2.19%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/34	EUR	16,200	53,814	(7,889)	61,703
2.19%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	02/15/34	EUR	5,190	14,726	6,453	8,273
3.60%	At Termination	UK RPI All Items NSA	At Termination	02/15/34	GBP	13,620	174,297	49,152	125,145
3.64%	At Termination	UK RPI All Items NSA	At Termination	02/15/34	GBP	4,360	35,219	6,819	28,400
2.52%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/22/34	USD	6,530	16,861	(5,679)	22,540
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/26/34	USD	32,340	66,119	673	65,446
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/27/34	USD	6,150	22,983	4,797	18,186
2.50%	At Termination	US CPI for All Urban Consumers NSA	At Termination	02/28/34	USD	13,070	58,484	272	58,212
2.52%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/05/34	USD	6,530	18,813	2,102	16,711
2.53%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/06/34	USD	12,780	26,829	266	26,563
2.49%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/14/34	USD	4,530	22,247	153	22,094
2.18%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	5,040	26,621	(2,647)	29,268
2.19%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	5,040	21,436	(10,933)	32,369
2.22%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	5,110	9,947	935	9,012
2.23%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	10,850	9,153	(12,726)	21,879
2.24%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	5,070	(2,619)	3,723	(6,342)
2.24%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	5,110	(1,626)	(7,762)	6,136
2.25%	At Termination	Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	03/15/34	EUR	6,160	(8,754)	3,913	(12,667)
3.55%	At Termination	UK RPI All Items NSA	At Termination	03/15/34	GBP	8,420	128,104	28,824	99,280
3.59%	At Termination	UK RPI All Items NSA	At Termination	03/15/34	GBP	8,940	89,936	34,663	55,273
3.64%	At Termination	UK RPI All Items NSA	At Termination	03/15/34	GBP	9,010	34,080	10,097	23,983
3.64%	At Termination	UK RPI All Items NSA	At Termination	03/15/34	GBP	9,040	41,363	13,084	28,279
3.65%	At Termination	UK RPI All Items NSA	At Termination	03/15/34	GBP	4,230	15,510	5,644	9,866
2.52%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/25/34	USD	98,020	257,626	363,703	(106,077)

							$ 1,606,919	$461,508	$1,145,411

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/17/28	$(17,283,051)	$6,492,427	(c)	$(10,003,206)	10.0%
	Monthly	Bank of America N.A.(d)	02/17/28	13,146,623	(2,827,370	)(e)	9,513,502	12.2
	Monthly	Barclays Bank PLC(f)	01/22/25	(17,883,137)	(8,674,502	)(g)	(27,172,865)	14.4
	Monthly	Barclays Bank PLC(h)	01/22/25	2,894,676	1,544,190	(i)	4,913,034	11.6
	Monthly	BNP Paribas SA(j)	05/27/25	81,988,648	368,725	(k)	82,424,081	12.2

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Equity Securities Long/Short (continued)

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short (continued)	Monthly	BNP Paribas SA(l)	05/27/25	$29,096,621	$6,151,967	(m)	$34,764,184	11.9%
	Monthly	Citibank N.A.(n)	02/24/28	87,581,949	3,779,374	(o)	90,817,750	2.7
	Monthly	Citibank N.A.(p)	02/24/28	58,515,566	796,715	(q)	59,873,638	3.0
	Monthly	Goldman Sachs Bank USA(r)	08/19/26	80,224,106	2,723,125	(s)	83,433,231	2.6
	Monthly	Goldman Sachs Bank USA(t)	08/19/26	24,827,503	3,110,559	(u)	28,230,673	1.2
	Monthly	HSBC Bank PLC(v)	02/10/28	(25,489,496)	(952,161	)(w)	(26,840,580)	5.5
	Monthly	HSBC Bank PLC(x)	02/10/28	(19,504,370)	8,229,587	(y)	(11,210,014)	7.3
		Morgan Stanley & Co.
	Monthly	International PLC(z)	10/03/28	(24,066,026)	(4,495,257	)(aa)	(30,222,811)	7.1
		Morgan Stanley & Co.
	Monthly	International PLC(ab)	10/03/28	(49,038,634)	(5,154,520	)(ac)	(54,197,323)	8.4

					$11,092,859		$234,323,294

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(787,418) of net dividends and financing fees.
(e)	Amount includes $805,751 of net dividends and financing fees.
(g)	Amount includes $615,226 of net dividends and financing fees.
(i)	Amount includes $(474,168) of net dividends and financing fees.
(k)	Amount includes $(66,708) of net dividends and financing fees.
(m)	Amount includes $484,404 of net dividends and financing fees.
(o)	Amount includes $543,573 of net dividends and financing fees.
(q)	Amount includes $(561,357) of net dividends and financing fees.
(s)	Amount includes $(486,000) of net dividends and financing fees.
(u)	Amount includes $(292,611) of net dividends and financing fees.
(w)	Amount includes $398,923 of net dividends and financing fees.
(y)	Amount includes $(64,769) of net dividends and financing fees.
(aa)	Amount includes $1,661,528 of net dividends and financing fees.
(ac)	Amount includes $4,169 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(h)
Range:	0-27 basis points	0-869 basis points	0-25 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)
	(f)	(j)	(l)
	0-20 basis points	0-20 basis points	0-732 basis points
	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)
	(p)	(n)	(r)
	0-20 basis points	0-20 basis points	15-20 basis points
	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)
	(t)	(v)	(x)
	0-20 basis points	0-20 basis points	0-20 basis points
	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)
	(z)	(ab)
	15-20 basis points	15-20 basis points
	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

26

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/17/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Chemicals
Olin Corp.	398,167	$23,412,219	(234.1)%

Consumer Finance
American Express Co.	104,139	23,711,409	(237.0)

Containers & Packaging
International Paper Co.	728,682	28,433,172	(284.2)

Diversified Telecommunication Services
AT&T, Inc.	1,041,670	18,333,392	(183.3)

Entertainment
Netflix, Inc.	45,786	27,807,211	(278.0)

Food Products
Conagra Brands, Inc.	967,598	28,679,605	(286.7)

Health Care Providers & Services
Cardinal Health, Inc.	253,562	28,373,588	(283.6)

Insurance
Chubb Ltd.	119,417	30,944,527	(309.4)

Metals & Mining
Cleveland-Cliffs, Inc.	1,208,126	27,472,785	(274.6)

Oil, Gas & Consumable Fuels
APA Corp.	288,016	9,901,990	(99.0)
Murphy Oil Corp.	640,641	29,277,294	(292.7)

		39,179,284

Specialty Retail
Bath & Body Works, Inc.	601,984	30,111,240	(301.0)

Trading Companies & Distributors
United Rentals, Inc.	6,841	4,933,113	(49.3)

Exchange Traded Funds

Entertainment
Walt Disney Co.	228,419	27,949,349	(279.4)

Total Reference Entity — Long		339,340,894

Reference Entity — Short

Common Stocks

Air Freight & Logistics
United Parcel Service, Inc., Class B	(154,132)	(22,908,639)	229.0

Consumer Finance
Ally Financial, Inc.	(745,079)	(30,242,757)	302.3

Containers & Packaging
Sealed Air Corp.	(452,812)	(16,844,606)	168.4

Electric Utilities
FirstEnergy Corp.	(322,705)	(12,462,867)	124.6

Security	Shares	Value	% of Basket Value

Food Products
Lamb Weston Holdings, Inc.	(280,608)	$(29,893,170)	298.8%
Tyson Foods, Inc., Class A	(506,174)	(29,727,599)	297.2

		(59,620,769)

Health Care Equipment & Supplies
Baxter International, Inc.	(708,620)	(30,286,419)	302.8

Metals & Mining
Freeport-McMoRan, Inc.	(646,944)	(30,419,307)	304.1
Teck Resources Ltd., Class B	(346,159)	(15,847,159)	158.4

		(46,266,466)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(71,134)	(5,428,947)	54.3
Enbridge, Inc.	(279,700)	(10,119,546)	101.1
TC Energy Corp.	(744,999)	(29,948,960)	299.4

		(45,497,453)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(134,080)	(24,200,099)	241.9

Software
Oracle Corp.	(71,271)	(8,952,350)	89.5

Specialty Retail
Best Buy Co., Inc.	(373,568)	(30,643,783)	306.4

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(131,221)	(21,417,892)	214.1

Total Reference Entity — Short		(349,344,100)

Net Value of Reference Entity — Bank of America N.A		$(10,003,206)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/17/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Biotechnology
Gilead Sciences, Inc.	24,969	$1,828,979	19.2%

Building Products
Owens Corning	150,799	25,153,273	264.4
Trane Technologies PLC	47,842	14,362,169	151.0

		39,515,442

Capital Markets
MSCI, Inc., Class A	36,914	20,688,451	217.5

Chemicals
DuPont de Nemours, Inc.	327,468	25,106,971	263.9
Nutrien Ltd.	462,632	25,125,544	264.1

		50,232,515

Food Products
Mondelez International, Inc., Class A	1,807	126,490	1.3

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Providers & Services
DaVita, Inc.	179,966	$24,844,306	261.1%
Quest Diagnostics, Inc.	188,100	25,037,991	263.2

		49,882,297

Health Care REITs
Ventas, Inc.	310,711	13,528,357	142.2

Hotels, Restaurants & Leisure
Booking Holdings, Inc.	6,847	24,840,094	261.1
Yum! Brands, Inc.	153,636	21,301,632	223.9

		46,141,726

IT Services
GoDaddy, Inc., Class A	205,988	24,446,656	257.0
Twilio, Inc., Class A	392,219	23,984,192	252.1

		48,430,848

Metals & Mining
Kinross Gold Corp.	155,398	952,590	10.0

Multi-Utilities
Consolidated Edison, Inc., Class A	72,076	6,545,222	68.8

Oil, Gas & Consumable Fuels
Marathon Oil Corp.	859,456	24,356,983	256.0
Range Resources Corp.	307,544	10,588,740	111.3
Williams Cos., Inc.	3,452	134,524	1.4

		35,080,247

Professional Services
Broadridge Financial Solutions, Inc.	53,631	10,986,847	115.5
Verisk Analytics, Inc., Class A	101,578	23,944,982	251.7

		34,931,829

Residential REITs
UDR, Inc.	438,552	16,406,230	172.5

Semiconductors & Semiconductor Equipment
Qorvo, Inc.	16,013	1,838,773	19.3

Specialized REITs
American Tower Corp.	83,311	16,461,420	173.0
Crown Castle International Corp.	166,532	17,624,082	185.3

		34,085,502

Textiles, Apparel & Luxury Goods
Tapestry, Inc.	515,600	24,480,688	257.3

Total Reference Entity — Long		424,696,186

Reference Entity — Short

Common Stocks

Automobiles
General Motors Co.	(249,525)	(11,315,959)	(118.9)

Building Products
Allegion PLC	(4,183)	(563,492)	(5.9)

Capital Markets
Intercontinental Exchange, Inc.	(147,362)	(20,251,960)	(212.9)
KKR & Co., Inc.	(246,495)	(24,792,467)	(260.6)

		(45,044,427)

Chemicals
Celanese Corp., Class A	(148,828)	(25,577,580)	(268.9)

Commercial Services & Supplies
Waste Connections, Inc.	(1,190)	(204,692)	(2.2)

Security	Shares	Value	% of Basket Value

Consumer Finance
American Express Co.	(107,063)	$(24,377,175)	(256.2)%

Consumer Staples Distribution & Retail
U.S. Foods Holding Corp.	(302,828)	(16,343,627)	(171.8)

Electrical Equipment
Emerson Electric Co.	(51,946)	(5,891,715)	(61.9)

Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc.	(317)	(136,094)	(1.4)

Financial Services
PayPal Holdings, Inc.	(372,865)	(24,978,226)	(262.6)

Health Care Equipment & Supplies
Baxter International, Inc.	(574,092)	(24,536,692)	(257.9)

Health Care REITs
Medical Properties Trust, Inc., Class B	(119,044)	(559,507)	(5.9)

Household Durables
Mohawk Industries, Inc.	(145,003)	(18,979,443)	(199.5)

Life Sciences Tools & Services
Danaher Corp.	(94,408)	(23,575,566)	(247.8)
Illumina, Inc.	(7,886)	(1,082,905)	(11.4)
Revvity, Inc.	(231,761)	(24,334,905)	(255.8)

		(48,993,376)

Oil, Gas & Consumable Fuels
Exxon Mobil Corp.	(191,597)	(22,271,235)	(234.1)
Suncor Energy, Inc.	(70,835)	(2,614,520)	(27.5)

		(24,885,755)

Passenger Airlines
Southwest Airlines Co.	(635,459)	(18,549,048)	(195.0)

Personal Care Products
Estee Lauder Cos., Inc., Class A	(45,585)	(7,026,928)	(73.9)

Pharmaceuticals
Merck & Co., Inc.	(92,866)	(12,253,669)	(128.8)
Pfizer, Inc.	(883,178)	(24,508,189)	(257.6)

		(36,761,858)

Real Estate Management & Development
CBRE Group, Inc., Class A	(238,843)	(23,225,093)	(244.1)

Software
Autodesk, Inc.	(92,963)	(24,209,425)	(254.5)
Oracle Corp.	(196,433)	(24,673,949)	(259.3)

		(48,883,374)

Exchange Traded Funds

Entertainment
Walt Disney Co.	(68,230)	(8,348,623)	(87.7)

Total Reference Entity — Short		(415,182,684)

Net Value of Reference Entity — Bank of America N.A		$9,513,502

28

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 01/22/25:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Air Freight & Logistics
CH Robinson Worldwide, Inc.	331,040	$25,205,386	(92.8)%

Biotechnology
Biogen Inc.	25,309	5,457,380	(20.1)

Chemicals
Mosaic Co.	400,110	12,987,570	(47.8)
PPG Industries, Inc.	119,331	17,291,062	(63.6)

		30,278,632

Containers & Packaging
Packaging Corp. of America	132,589	25,162,740	(92.6)

Diversified Telecommunication Services
AT&T, Inc.	294,192	5,177,779	(19.0)
Verizon Communications, Inc.	323,527	13,575,193	(50.0)

		18,752,972

Energy Equipment & Services
Patterson-UTI Energy, Inc.	307,581	3,672,517	(13.5)

Food Products
Bunge Global SA	211,945	21,728,601	(80.0)

Ground Transportation
Avis Budget Group, Inc.	41,596	5,093,846	(18.8)

Health Care Equipment & Supplies
Stryker Corp.	31,542	11,287,935	(41.5)

Health Care Providers & Services
Laboratory Corp. of America Holdings	112,356	24,545,292	(90.4)
McKesson Corp.	7,347	3,944,237	(14.5)

		28,489,529

Health Care REITs
Healthpeak Properties, Inc.	733,568	13,754,400	(50.6)

Hotels, Restaurants & Leisure
McDonald’s Corp.	63,887	18,012,940	(66.3)
Starbucks Corp.	260,614	23,817,513	(87.6)

		41,830,453

Household Products
Clorox Co.	119,868	18,352,990	(67.5)
Colgate-Palmolive Co.	269,343	24,254,337	(89.3)

		42,607,327

Insurance
American International Group, Inc., Class A	150,890	11,795,071	(43.4)

Interactive Media & Services
Meta Platforms, Inc., Class A	6,165	2,993,601	(11.0)

Life Sciences Tools & Services
Agilent Technologies, Inc.	115,212	16,764,498	(61.7)

Oil, Gas & Consumable Fuels
HF Sinclair Corp.	407,391	24,594,195	(90.5)

Security	Shares	Value	% of Basket Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66	43,938	$7,176,833	(26.4)%
Valero Energy Corp.	147,729	25,215,863	(92.8)

		56,986,891

Software
Workday, Inc., Class A	51,073	13,930,161	(51.3)

Specialty Retail
Gap, Inc.	879,695	24,235,597	(89.2)

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	220,606	25,173,351	(92.6)

Textiles, Apparel & Luxury Goods
Crocs, Inc.	130,490	18,764,462	(69.1)
NIKE, Inc., Class B	253,682	23,841,034	(87.7)

		42,605,496

Water Utilities
American Water Works Co., Inc.	73,813	9,020,687	(33.2)

Total Reference Entity — Long		476,827,071

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(130,608)	(25,206,038)	92.8
Howmet Aerospace, Inc.	(234,773)	(16,065,516)	59.1
Spirit AeroSystems Holdings, Inc., Class A	(364,020)	(13,130,202)	48.3

		(54,401,756)

Chemicals
Albemarle Corp.	(194,498)	(25,623,167)	94.3
Corteva, Inc.	(437,982)	(25,258,422)	93.0
Ecolab, Inc.	(85,316)	(19,699,464)	72.5

		(70,581,053)

Construction & Engineering
Quanta Services, Inc.	(87,712)	(22,787,578)	83.9

Consumer Staples Distribution & Retail
Dollar General Corp.	(157,624)	(24,598,801)	90.5
Dollar Tree, Inc.	(76,547)	(10,192,233)	37.5

		(34,791,034)

Distributors
LKQ Corp.	(109,054)	(5,824,574)	21.4

Electrical Equipment
Eaton Corp. PLC	(19,792)	(6,188,563)	22.8

Financial Services
Global Payments, Inc.	(4,264)	(569,926)	2.1

Food Products
Tyson Foods, Inc., Class A	(273,363)	(16,054,609)	59.1

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings Inc.	(627)	(133,745)	0.5
Las Vegas Sands Corp.	(446,337)	(23,075,623)	84.9
Penn Entertainment, Inc.	(1,138,612)	(20,734,125)	76.3

		(43,943,493)

Independent Power and Renewable Electricity Producers
AES Corp.	(885,529)	(15,877,535)	58.4

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Leisure Products
Hasbro, Inc.	(446,909)	$(25,259,297)	93.0%

Life Sciences Tools & Services
Charles River Laboratories International, Inc.	(88,479)	(23,973,385)	88.2

Machinery
Cummins, Inc.	(34,994)	(10,310,982)	37.9

Office REITs
Vornado Realty Trust	(235,312)	(6,769,926)	24.9

Oil, Gas & Consumable Fuels
APA Corp.	(109,328)	(3,758,697)	13.8
Chevron Corp.	(133,510)	(21,059,868)	77.5
Diamondback Energy, Inc.	(66,542)	(13,186,628)	48.5
EQT Corp.	(448,948)	(16,642,502)	61.3

		(54,647,695)

Personal Care Products
Estee Lauder Cos., Inc., Class A	(123,170)	(18,986,655)	69.9

Semiconductors & Semiconductor Equipment
Entegris, Inc.	(175,936)	(24,726,045)	91.0

Specialty Retail
Advance Auto Parts, Inc.	(221,374)	(18,836,714)	69.3
Dick’s Sporting Goods, Inc.	(111,513)	(25,074,813)	92.3

		(43,911,527)

Exchange Traded Funds

Household Durables
Tempur Sealy International, Inc.	(429,326)	(24,394,303)	89.8

Total Reference Entity — Short		(503,999,936)

Net Value of Reference Entity — Barclays Bank PLC		$(27,172,865)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 01/22/25:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Broadline Retail
Kohl’s Corp.	100,231	$2,921,734	59.5%

Communications Equipment
Cisco Systems, Inc.	496,419	24,776,272	504.3

Electric Utilities
American Electric Power Co., Inc.	185,134	15,940,038	324.5
Exelon Corp.	569,169	21,383,679	435.2

		37,323,717

Health Care Providers & Services
CVS Health Corp.	377,915	30,142,500	613.5
McKesson Corp.	54,896	29,470,918	599.9

		59,613,418

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
McDonald’s Corp.	76,305	$21,514,195	437.9%
MGM Resorts International	657,069	31,020,227	631.4
Royal Caribbean Cruises Ltd.	213,056	29,616,915	602.8

		82,151,337

Insurance
Allstate Corp.	38,381	6,640,297	135.1
American International Group, Inc., Class A	279,475	21,846,561	444.7
Hartford Financial Services Group, Inc.	296,458	30,549,997	621.8

		59,036,855

IT Services
International Business Machines Corp.	155,275	29,651,314	603.5

Oil, Gas & Consumable Fuels
APA Corp.	592,892	20,383,627	414.9
Kinder Morgan, Inc.	232,736	4,268,378	86.8
Marathon Petroleum Corp.	66,705	13,441,057	273.6
Valero Energy Corp.	179,001	30,553,681	621.9

		68,646,743

Specialty Retail
AutoZone, Inc.	9,033	28,468,854	579.5

Total Reference Entity — Long		392,590,244

Reference Entity — Short

Common Stocks

Aerospace & Defense
Boeing Co.	(148,814)	(28,719,614)	(584.5)
Howmet Aerospace, Inc.	(432,771)	(29,614,520)	(602.8)
TransDigm Group, Inc.	(17,599)	(21,674,928)	(441.2)

		(80,009,062)

Air Freight & Logistics
FedEx Corp.	(60,243)	(17,454,807)	(355.3)

Broadline Retail
Nordstrom, Inc.	(333,633)	(6,762,741)	(137.7)

Consumer Staples Distribution & Retail
Walmart, Inc.	(495,776)	(29,830,842)	(607.2)

Containers & Packaging
Ball Corp.	(326,672)	(22,004,626)	(447.9)

Food Products
Campbell Soup Co.	(68,970)	(3,065,716)	(62.4)
General Mills, Inc.	(138,035)	(9,658,309)	(196.6)

		(12,724,025)

Health Care Providers & Services
HCA Healthcare, Inc.	(595)	(198,450)	(4.0)

Hotel & Resort REITs
Host Hotels & Resorts, Inc.	(391,626)	(8,098,826)	(164.8)

Household Durables
PulteGroup, Inc.	(127,526)	(15,382,186)	(313.1)

Industrial Conglomerates
General Electric Co.	(49,978)	(8,772,638)	(178.6)

Insurance
Prudential Financial, Inc.	(98,652)	(11,581,745)	(235.7)

30

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Life Sciences Tools & Services
Danaher Corp.	(121,516)	$(30,344,976)	(617.6)%

Metals & Mining
Newmont Corp.	(295,811)	(10,601,866)	(215.8)

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	(331,528)	(25,302,217)	(515.0)
ConocoPhillips	(30,552)	(3,888,659)	(79.1)
Enbridge, Inc.	(508,919)	(18,412,689)	(374.8)
Williams Cos., Inc.	(416,280)	(16,222,432)	(330.2)

		(63,825,997)

Passenger Airlines
Southwest Airlines Co.	(247,050)	(7,211,389)	(146.8)

Residential REITs
Equity Residential	(480,012)	(30,293,557)	(616.6)

Specialized REITs
Iron Mountain, Inc.	(316,537)	(25,389,433)	(516.8)
Weyerhaeuser Co.	(200,224)	(7,190,044)	(146.3)

		(32,579,477)

Total Reference Entity — Short		(387,677,210)

Net Value of Reference Entity — Barclays Bank PLC		$4,913,034

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date 05/27/25:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Consumer Staples Distribution & Retail
Target Corp.	161,626	$28,641,743	34.8%

Diversified Consumer Services
H&R Block, Inc.	614,179	30,162,331	36.6

Diversified Telecommunication Services
Verizon Communications, Inc.	696,874	29,240,833	35.5

Ground Transportation
Union Pacific Corp.	116,961	28,764,219	34.9

Health Care Providers & Services
DaVita, Inc.	221,065	30,518,023	37.0
Quest Diagnostics, Inc.	225,435	30,007,653	36.4
UnitedHealth Group, Inc.	34,588	17,110,684	20.8

		77,636,360

Hotels, Restaurants & Leisure
Expedia Group, Inc.	209,098	28,803,249	34.9

Household Durables
DR Horton, Inc.	52,925	8,708,809	10.6

Industrial Conglomerates
Honeywell International, Inc.	148,548	30,489,477	37.0

Security	Shares	Value	% of Basket Value

Machinery
Deere & Co.	11,654	$4,786,764	5.8%

Metals & Mining
Barrick Gold Corp.	556,099	9,253,487	11.2

Multi-Utilities
Sempra	402,984	28,946,341	35.1

Oil, Gas & Consumable Fuels
Occidental Petroleum Corp.	422,881	27,483,036	33.4
Ovintiv, Inc.	575,387	29,862,585	36.2

		57,345,621

Passenger Airlines
American Airlines Group, Inc.	1,998,992	30,684,527	37.2
United Airlines Holdings, Inc.	264,519	12,665,170	15.4

		43,349,697

Retail REITs
Simon Property Group, Inc.	174,397	27,291,387	33.1

Specialty Retail
Lowe’s Cos., Inc.	16,007	4,077,463	4.9

Technology Hardware, Storage & Peripherals
Dell Technologies, Inc., Class C	262,153	29,914,279	36.3

Total Reference Entity — Long		467,412,060

Reference Entity — Short

Common Stocks

Aerospace & Defense
RTX Corp.	(302,116)	(29,465,373)	(35.8)

Automobile Components
BorgWarner, Inc.	(231,859)	(8,054,782)	(9.8)

Automobiles
General Motors Co.	(676,428)	(30,676,010)	(37.2)

Broadline Retail
Nordstrom, Inc.	(81,551)	(1,653,039)	(2.0)

Building Products
Johnson Controls International PLC	(214,713)	(14,025,053)	(17.0)

Chemicals
Dow, Inc.	(50,749)	(2,939,890)	(3.6)

Consumer Finance
Capital One Financial Corp.	(154,973)	(23,073,930)	(28.0)

Consumer Staples Distribution & Retail
Kroger Co.	(41,180)	(2,352,613)	(2.9)

Electric Utilities
FirstEnergy Corp.	(151,504)	(5,851,084)	(7.1)

Financial Services
Fiserv, Inc.	(191,433)	(30,594,822)	(37.1)

Food Products
Mondelez International, Inc., Class A	(225,087)	(15,756,090)	(19.1)

Health Care Equipment & Supplies
Boston Scientific Corp.	(403,836)	(27,658,728)	(33.6)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Health Care Providers & Services
HCA Healthcare, Inc.	(70,068)	$(23,369,780)	(28.3)%
Universal Health Services, Inc., Class B	(69,941)	(12,761,435)	(15.5)

		(36,131,215)

Hotel & Resort REITs
Host Hotels & Resorts, Inc.	(1,060,261)	(21,926,197)	(26.6)

Hotels, Restaurants & Leisure
Marriott International, Inc., Class A	(63,732)	(16,080,221)	(19.5)
Yum! Brands, Inc.	(52,853)	(7,328,068)	(8.9)

		(23,408,289)

Independent Power and Renewable Electricity Producers
AES Corp.	(1,568,913)	(28,130,610)	(34.1)

Insurance
MetLife, Inc.	(128,248)	(9,504,459)	(11.5)

Media
Charter Communications, Inc., Class A	(74,979)	(21,791,147)	(26.5)

Oil, Gas & Consumable Fuels
Williams Cos., Inc.	(264,536)	(10,308,968)	(12.5)

Passenger Airlines
Southwest Airlines Co.	(449,445)	(13,119,300)	(15.9)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(22,791)	(4,113,548)	(5.0)

Software
Oracle Corp.	(155,090)	(19,480,855)	(23.6)

Specialized REITs
Iron Mountain, Inc.	(61,987)	(4,971,977)	(6.0)

Total Reference Entity — Short		(384,987,979)

Net Value of Reference Entity — BNP Paribas SA		$82,424,081

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date 05/27/25:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Biotechnology
Amgen, Inc.	87,353	$24,836,205	71.4%

Building Products
Carlisle Cos, Inc.	2,773	1,086,600	3.1
Masco Corp.	132,773	10,473,134	30.2

		11,559,734

Chemicals
Mosaic Co.	377,404	12,250,534	35.2

Security	Shares	Value	% of Basket Value

Consumer Finance
Ally Financial, Inc.	12,238	$496,740	1.4%
Synchrony Financial	479,781	20,688,157	59.5

		21,184,897

Consumer Staples Distribution & Retail
Walgreens Boots Alliance, Inc.	41,554	901,306	2.6

Electric Utilities
Evergy, Inc.	475,321	25,372,635	73.0

Energy Equipment & Services
Baker Hughes Co., Class A	574,658	19,251,043	55.4
Halliburton Co.	651,144	25,668,096	73.8

		44,919,139

Ground Transportation
Uber Technologies, Inc.	308,749	23,770,585	68.4

Health Care REITs
Healthpeak Properties, Inc.	353,026	6,619,237	19.0

Hotels, Restaurants & Leisure
Caesars Entertainment, Inc.	165,321	7,231,141	20.8

Household Products
Kimberly-Clark Corp.	198,135	25,628,762	73.7
Procter & Gamble Co.	698	113,251	0.4

		25,742,013

Insurance
Aflac, Inc.	189,445	16,265,748	46.8

Interactive Media & Services
Match Group, Inc.	32,729	1,187,408	3.4
Zoominfo Technologies, Inc., Class A	864,431	13,856,829	39.9

		15,044,237

IT Services
VeriSign, Inc.	125,464	23,776,683	68.4

Machinery
Stanley Black & Decker, Inc.	253,378	24,813,308	71.4

Multi-Utilities
WEC Energy Group, Inc.	102,105	8,384,863	24.1

Office REITs
Alexandria Real Estate Equities, Inc.	592	76,315	0.2

Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	126,677	25,525,415	73.4

Pharmaceuticals
Zoetis, Inc.	141,763	23,987,717	69.0

Residential REITs
Camden Property Trust	247,617	24,365,513	70.1
Equity Residential	56,847	3,587,614	10.3

		27,953,127

Retail REITs
Regency Centers Corp.	182,955	11,079,755	31.9

Specialized REITs
SBA Communications Corp., Class A	111,987	24,267,583	69.8

Technology Hardware, Storage & Peripherals
Seagate Technology Holdings PLC	209,358	19,480,762	56.0

Total Reference Entity — Long		425,042,939

32

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Automobiles
Ford Motor Co.	(1,323,762)	$(17,579,559)	(50.6)%

Beverages
Brown-Forman Corp., Class B	(430,137)	(22,203,672)	(63.9)

Chemicals
Air Products and Chemicals, Inc.	(101,056)	(24,482,837)	(70.4)
FMC Corp.	(181,864)	(11,584,737)	(33.3)

		(36,067,574)

Containers & Packaging
Amcor PLC	(1,345,444)	(12,795,173)	(36.8)

Health Care REITs
Medical Properties Trust, Inc., Class B	(2,597,252)	(12,207,084)	(35.1)

Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	(102,548)	(17,140,898)	(49.3)

Industrial REITs
Prologis, Inc.	(187,246)	(24,383,174)	(70.1)

Insurance
Arthur J Gallagher & Co.	(26,565)	(6,642,313)	(19.1)
Brown & Brown, Inc.	(283,982)	(24,859,784)	(71.5)

		(31,502,097)

IT Services
Gartner, Inc.	(19,978)	(9,522,913)	(27.4)

Life Sciences Tools & Services
IQVIA Holdings, Inc.	(81,599)	(20,635,571)	(59.4)

Machinery
Xylem, Inc.	(84,346)	(10,900,877)	(31.3)

Media
Charter Communications, Inc., Class A	(85,002)	(24,704,131)	(71.1)
Paramount Global, Class B	(626,675)	(7,375,965)	(21.2)

		(32,080,096)

Oil, Gas & Consumable Fuels
ConocoPhillips	(181,480)	(23,098,775)	(66.4)
ONEOK, Inc.	(315,260)	(25,274,394)	(72.7)

		(48,373,169)

Professional Services
Booz Allen Hamilton Holding Corp., Class A	(2,432)	(361,006)	(1.0)
Equifax, Inc.	(92,854)	(24,840,302)	(71.5)

		(25,201,308)

Semiconductors & Semiconductor Equipment
Analog Devices, Inc.	(53,214)	(10,525,197)	(30.3)

Software
Intuit, Inc.	(37,711)	(24,512,150)	(70.5)

Specialty Retail
Tractor Supply Co.	(94,127)	(24,634,919)	(70.9)

Security	Shares	Value	% of Basket Value

Exchange Traded Funds

Electronic Equipment, Instruments & Components
Keysight Technologies, Inc.	(64,032)	$(10,013,324)	(28.8)%

Total Reference Entity — Short		(390,278,755)

Net Value of Reference Entity — BNP Paribas SA		$34,764,184

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 02/24/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Media
Fox Corp., Class A	717,546	$22,437,663	24.7%

Metals & Mining
Freeport-McMoRan, Inc.	469,531	22,077,348	24.3
Newmont Corp.	711,003	25,482,347	28.1

		47,559,695

Multi-Utilities
Dominion Energy, Inc.	1,693	83,279	0.1

Residential REITs
AvalonBay Communities, Inc.	11,786	2,187,010	2.4

Specialty Retail
TJX Cos., Inc.	243,659	24,711,896	27.2

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	90,459	1,603,838	1.8
HP, Inc.	724,005	21,879,431	24.1

		23,483,269

Textiles, Apparel & Luxury Goods
Ralph Lauren Corp., Class A	100,402	18,851,480	20.7

Total Reference Entity — Long		139,314,292

Reference Entity — Short

Common Stocks

Automobile Components
Aptiv PLC	(308,183)	(24,546,776)	(27.0)

Energy Equipment & Services
Transocean Ltd.	(706,518)	(4,436,933)	(4.9)

Household Durables
D.R. Horton, Inc.	(118,583)	(19,512,833)	(21.5)

Total Reference Entity — Short		(48,496,542)

Net Value of Reference Entity — Citibank N.A		$90,817,750

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 02/24/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Chemicals
Sherwin-Williams Co.	85,584	$29,725,891	49.6%

Health Care Providers & Services
Tenet Healthcare Corp., Class A	283,857	29,836,209	49.8

Machinery
Caterpillar, Inc.	84,587	30,995,214	51.8

Oil, Gas & Consumable Fuels
Devon Energy Corp.	263,115	13,203,111	22.1

Pharmaceuticals
Bristol-Myers Squibb Co.	532,311	28,867,226	48.2

Total Reference Entity — Long		132,627,651

Reference Entity — Short

Common Stocks

Automobiles
Tesla, Inc.	(171,731)	(30,188,592)	(50.4)

Containers & Packaging
Sealed Air Corp.	(368,528)	(13,709,242)	(22.9)

Food Products
Kraft Heinz Co.	(635,168)	(23,437,699)	(39.1)

Insurance
Prudential Financial, Inc.	(46,154)	(5,418,480)	(9.1)

Total Reference Entity — Short		(72,754,013)

Net Value of Reference Entity — Citibank N.A		$59,873,638

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/19/26:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Building Products
Fortune Brands Innovations, Inc.	153,535	$12,999,808	15.6%

Entertainment
Electronic Arts, Inc.	177,664	23,570,683	28.2

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	158,590	22,045,596	26.4

Industrial Conglomerates
General Electric Co.	906	159,030	0.2

Residential REITs
Mid-America Apartment Communities, Inc.	154,606	20,343,058	24.4

Security	Shares	Value	% of Basket Value

Software
Elastic NV	233,141	$23,370,054	28.0%

Specialty Retail
Bath & Body Works, Inc.	506,599	25,340,082	30.4

Total Reference Entity — Long		127,828,311

Reference Entity — Short

Common Stocks

Health Care Providers & Services
Illumina, Inc.	(16,374)	(5,677,193)	(6.8)

Life Sciences Tools & Services
Avantor, Inc.	(960,959)	(24,571,722)	(29.4)

Textiles, Apparel & Luxury Goods
VF Corp.	(922,175)	(14,146,165)	(17.0)

Total Reference Entity — Short		(44,395,080)

Net Value of Reference Entity — Goldman Sachs Bank USA		$83,433,231

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/19/26:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Containers & Packaging
Packaging Corp. of America	160,524	$30,464,245	107.9%

Specialty Retail
Gap, Inc.	1,045,200	28,795,260	102.0

Total Reference Entity — Long		59,259,505

Reference Entity — Short

Common Stocks

Electric Utilities
NextEra Energy, Inc.	(478,551)	(30,584,194)	(108.3)

Specialized REITs
Weyerhaeuser Co.	(12,382)	(444,638)	(1.6)

Total Reference Entity — Short		(31,028,832)

Net Value of Reference Entity — Goldman Sachs Bank USA		$28,230,673

34

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/10/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	50,914	$23,159,251	(86.3)%

Biotechnology
Amgen, Inc.	75,479	21,460,189	(80.0)

Communications Equipment
Motorola Solutions, Inc.	84,231	29,900,320	(111.4)

Insurance
Allstate Corp.	141,754	24,524,860	(91.4)
American International Group, Inc., Class A	108,405	8,474,019	(31.5)

		32,998,879

Media
Omnicom Group, Inc.	313,825	30,365,707	(113.1)

Pharmaceuticals
Johnson & Johnson	187,358	29,638,162	(110.4)

Specialty Retail
Home Depot, Inc.	27,784	10,657,943	(39.7)

Total Reference Entity — Long		178,180,451

Reference Entity — Short

Common Stocks

Building Products
Johnson Controls International PLC	(246,461)	(16,098,833)	60.0

Chemicals
Dow, Inc.	(469,860)	(27,218,990)	101.4
Eastman Chemical Co.	(159,561)	(15,991,203)	59.6

		(43,210,193)

Consumer Finance
Capital One Financial Corp.	(5,331)	(793,733)	2.9

Consumer Staples Distribution & Retail
Kroger Co.	(354,146)	(20,232,361)	75.4

Food Products
Campbell Soup Co.	(266,201)	(11,832,634)	44.1

Ground Transportation
Avis Budget Group, Inc.	(85,831)	(10,510,864)	39.1

Household Durables
Lennar Corp., Class A	(76,960)	(13,235,581)	49.3
Toll Brothers, Inc.	(192,940)	(24,960,648)	93.0

		(38,196,229)

Independent Power and Renewable Electricity Producers
AES Corp.	(156,775)	(2,810,976)	10.5

Insurance
Marsh & McLennan Cos., Inc.	(114,921)	(23,671,427)	88.2
Prudential Financial, Inc.	(97,457)	(11,441,452)	42.6

		(35,112,879)

Security	Shares	Value	% of Basket Value

Media
Comcast Corp., Class A	(226,533)	$(9,820,206)	36.6%

Oil, Gas & Consumable Fuels
Targa Resources Corp.	(78,179)	(8,755,266)	32.6

Wireless Telecommunication Services
T-Mobile U.S., Inc.	(46,850)	(7,646,857)	28.5

Total Reference Entity — Short		(205,021,031)

Net Value of Reference Entity — HSBC Bank PLC		$(26,840,580)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/10/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Aerospace & Defense
Lockheed Martin Corp.	31,026	$14,112,797	(125.9)%

Broadline Retail
Kohl’s Corp.	880,848	25,676,719	(229.0)
Macy’s, Inc.	629,247	12,578,648	(112.2)

		38,255,367

Building Products
Builders Firstsource, Inc.	120,170	25,061,453	(223.6)

Consumer Staples Distribution & Retail
Sysco Corp.	69,388	5,632,918	(50.2)

Electric Utilities
Exelon Corp.	68,562	2,575,874	(23.0)

Gas Utilities
Atmos Energy Corp.	1,002	119,108	(1.1)

Health Care Providers & Services
Tenet Healthcare Corp., Class A	238,880	25,108,677	(224.0)

Hotels, Restaurants & Leisure
MGM Resorts International	416,977	19,685,484	(175.6)
Norwegian Cruise Line Holdings, Ltd.	1,173,913	24,569,999	(219.2)
Royal Caribbean Cruises Ltd.	20,707	2,878,480	(25.7)

		47,133,963

Insurance
Allstate Corp.	148,259	25,650,290	(228.8)

Metals & Mining
Cleveland-Cliffs, Inc.	1,132,007	25,741,839	(229.6)

Oil, Gas & Consumable Fuels
PBF Energy, Inc., Class A	124,817	7,185,715	(64.1)

Semiconductors & Semiconductor Equipment
Skyworks Solutions, Inc.	204,171	22,115,803	(197.3)

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Tobacco
Altria Group, Inc.	144,770	$6,314,867	(56.3)%

Total Reference Entity — Long		245,008,671

Reference Entity — Short

Common Stocks

Aerospace & Defense
RTX Corp.	(257,068)	(25,071,842)	223.7

Beverages
Brown Forman Corp.	(31,286)	(1,614,983)	14.4

Capital Markets
S&P Global, Inc.	(55,598)	(23,654,169)	211.0

Chemicals
International Flavors & Fragrances, Inc., Class A .	(292,519)	(25,153,709)	224.4
LyondellBasell Industries NV, Class A	(3,175)	(324,739)	2.9

		(25,478,448)

Commercial Services & Supplies
Waste Connections, Inc.	(9,605)	(1,652,156)	14.7

Containers & Packaging
Amcor PLC	(456,336)	(4,339,755)	38.7

Electric Utilities
Xcel Energy, Inc.	(462,510)	(24,859,912)	221.8

Electrical Equipment
Sensata Technologies Holding PLC	(144,917)	(5,324,251)	47.5

Electronic Equipment, Instruments & Components
CDW Corp.	(88,659)	(22,677,199)	202.3
Jabil, Inc.	(7,447)	(997,526)	8.9

		(23,674,725)

Health Care Equipment & Supplies
Dentsply Sirona, Inc.	(113,844)	(3,778,482)	33.7

Hotels, Restaurants & Leisure
Penn Entertainment, Inc.	(203,326)	(3,702,566)	33.0

Industrial Conglomerates
Honeywell International, Inc.	(5,530)	(1,135,033)	10.1

Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(42,358)	(24,618,893)	219.6

Machinery
Xylem, Inc.	(108,390)	(14,008,324)	125.0

Media
Omnicom Group, Inc.	(2,678)	(259,123)	2.3

Metals & Mining
Southern Copper Corp.	(10,082)	(1,073,935)	9.6

Oil, Gas & Consumable Fuels
Suncor Energy, Inc.	(18,259)	(673,940)	6.0

Pharmaceuticals
Viatris, Inc.	(2,001,733)	(23,900,692)	213.2

Security	Shares	Value	% of Basket Value

Semiconductors & Semiconductor Equipment
Intel Corp.	(353,326)	$(15,606,410)	139.2%
Texas Instruments, Inc.	(45,877)	(7,992,232)	71.3

		(23,598,642)

Specialized REITs
VICI Properties, Inc., Class A	(798,886)	(23,798,814)	212.3

Total Reference Entity — Short		(256,218,685)

Net Value of Reference Entity — HSBC Bank PLC		$(11,210,014)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date 10/03/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Automobiles
Ford Motor Co.	2,325,455	$30,882,042	(102.2)%

Chemicals
Corteva, Inc.	13,964	805,304	(2.7)

Electric Utilities
Exelon Corp.	260,825	9,799,195	(32.4)

Energy Equipment & Services
Halliburton Co.	773,703	30,499,372	(100.9)

Hotels, Restaurants & Leisure
Carnival Corp.	1,787,674	29,210,593	(96.7)
McDonald’s Corp.	24,273	6,843,773	(22.6)

		36,054,366

Household Products
Procter & Gamble Co.	174,207	28,265,086	(93.5)

Media
Paramount Global, Class B	35,588	418,871	(1.4)

Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	82,722	16,668,483	(55.1)

Passenger Airlines
Delta Air Lines, Inc.	301,652	14,440,081	(47.8)

Pharmaceuticals
Pfizer, Inc.	50,335	1,396,796	(4.6)

Technology Hardware, Storage & Peripherals
HP, Inc.	984,286	29,745,123	(98.4)

Tobacco
Altria Group, Inc.	649,131	28,315,094	(93.7)

Total Reference Entity — Long		227,289,813

36

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Broadline Retail
Nordstrom, Inc.	(385,258)	$(7,809,180)	25.8%

Electric Utilities
NRG Energy, Inc.	(110,132)	(7,454,835)	24.7
Southern Co.	(56,460)	(4,050,440)	13.4

		(11,505,275)

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(228,792)	(29,619,412)	98.0

Energy Equipment & Services
Transocean Ltd.	(1,856,513)	(11,658,902)	38.6

Food Products
Mondelez International, Inc., Class A	(80,441)	(5,630,870)	18.6

Ground Transportation
Avis Budget Group, Inc.	(85,301)	(10,445,960)	34.6

Health Care Providers & Services
Universal Health Services, Inc., Class B	(86,968)	(15,868,181)	52.5

Hotels, Restaurants & Leisure
Aramark	(912,518)	(29,675,085)	98.2
Darden Restaurants, Inc.	(74,820)	(12,506,163)	41.4

		(42,181,248)

Household Durables
KB Home	(191,326)	(13,561,187)	44.9
Whirlpool Corp.	(200,138)	(23,942,509)	79.2

		(37,503,696)

Independent Power and Renewable Electricity Producers
Vistra Corp.	(364,724)	(25,403,027)	84.0

Industrial Conglomerates
General Electric Co.	(95,473)	(16,758,376)	55.4

Insurance
Marsh & McLennan Cos., Inc.	(22,113)	(4,554,836)	15.1

Media
Charter Communications, Inc., Class A	(26,008)	(7,558,705)	25.0

Multi-Utilities
Dominion Energy, Inc.	(452,620)	(22,264,378)	73.7

Passenger Airlines
Southwest Airlines Co.	(299,780)	(8,750,578)	28.9

Total Reference Entity — Short		(257,512,624)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(30,222,811)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date 10/03/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Automobile Components
Lear Corp.	171,519	$24,849,673	(45.8)%

Building Products
Carrier Global Corp.	23	1,337	(0.0)
Lennox International, Inc.	2,331	1,139,299	(2.1)

		1,140,636

Capital Markets
CME Group, Inc.	114,162	24,577,937	(45.3)

Chemicals
CF Industries Holdings, Inc.	293,327	24,407,740	(45.0)

Consumer Staples Distribution & Retail
Target Corp.	39,147	6,937,240	(12.8)

Energy Equipment & Services
Schlumberger NV	34,638	1,898,509	(3.5)

Entertainment
Netflix, Inc.	39,812	24,179,022	(44.6)

Health Care Equipment & Supplies
Becton Dickinson & Co.	34,937	8,645,161	(15.9)

Health Care Providers & Services
Cardinal Health, Inc.	16,719	1,870,856	(3.5)

Health Care REITs
Healthpeak Properties, Inc.	93,234	1,748,137	(3.2)

Hotels, Restaurants & Leisure
Carnival Corp.	1,472,017	24,052,757	(44.4)
Wynn Resorts Ltd.	236,073	24,133,743	(44.5)

		48,186,500

Household Durables
KB Home	17,995	1,275,486	(2.4)

Independent Power and Renewable Electricity Producers
Vistra Corp.	50,206	3,496,848	(6.5)

Insurance
American International Group, Inc., Class A	168,887	13,201,897	(24.4)

Metals & Mining
Steel Dynamics, Inc.	38,091	5,646,229	(10.4)

Oil, Gas & Consumable Fuels
Devon Energy Corp.	369,017	18,517,273	(34.2)

Semiconductors & Semiconductor Equipment
Micron Technology, Inc.	120,793	14,240,287	(26.3)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Specialized REITs
Public Storage	69,657	$20,204,709	(37.3)%

Specialty Retail
Murphy USA, Inc.	26,975	11,307,920	(20.9)

Total Reference Entity — Long		256,332,060

Reference Entity — Short

Common Stocks

Air Freight & Logistics
United Parcel Service, Inc., Class B	(29,636)	(4,404,799)	8.1

Beverages
Consolidated Edison, Inc., Class A	(86,842)	(23,600,182)	43.5

Broadline Retail
eBay, Inc.	(457,421)	(24,142,680)	44.5
Nordstrom, Inc.	(135,662)	(2,749,869)	5.1

		(26,892,549)

Capital Markets
Intercontinental Exchange, Inc.	(27,404)	(3,766,132)	7.0

Chemicals
FMC Corp.	(199,412)	(12,702,544)	23.4

Commercial Services & Supplies
Waste Management, Inc.	(17,385)	(3,705,613)	6.8

Consumer Finance
American Express Co.	(1,071)	(243,856)	0.5

Containers & Packaging
Graphic Packaging Holding Co.	(866,418)	(25,282,077)	46.7

Distributors
Genuine Parts Co.	(9,158)	(1,418,849)	2.6

Electrical Equipment
Emerson Electric Co.	(159,549)	(18,096,048)	33.4

Electronic Equipment, Instruments & Components
Trimble, Inc.	(380,104)	(24,463,493)	45.1

Financial Services
Fidelity National Information Services, Inc.	(214,034)	(15,877,042)	29.3

Health Care Providers & Services
Cigna Group	(6,241)	(2,266,669)	4.2
Molina Healthcare, Inc.	(1,149)	(472,043)	0.9

		(2,738,712)

Hotel & Resort REITs
Host Hotels & Resorts, Inc.	(34,755)	(718,733)	1.3

Security	Shares	Value	% of Basket Value

Hotels, Restaurants & Leisure
Darden Restaurants, Inc.	(37,261)	$(6,228,176)	11.5%

Household Durables
Mohawk Industries, Inc.	(2,881)	(377,094)	0.7
Whirlpool Corp.	(50,199)	(6,005,307)	11.1

		(6,382,401)

Industrial Conglomerates
3M Co.	(36,643)	(3,886,723)	7.2

Insurance
Arthur J Gallagher & Co.	(70,283)	(17,573,561)	32.4
Marsh & McLennan Cos., Inc.	(69,975)	(14,413,451)	26.6

		(31,987,012)

Life Sciences Tools & Services
Bio-Rad Laboratories, Inc., Class A	(7,683)	(2,657,319)	4.9
IQVIA Holdings, Inc.	(12,766)	(3,228,394)	6.0

		(5,885,713)

Machinery
Cummins, Inc.	(50,852)	(14,983,542)	27.6

Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd., Class A	(330,492)	(25,223,149)	46.5
ConocoPhillips	(5,391)	(686,167)	1.3
Permian Resources Corp., Class A	(122,761)	(2,167,959)	4.0

		(28,077,275)

Real Estate Management & Development
CBRE Group, Inc., Class A	(16,495)	(1,603,974)	3.0

Semiconductors & Semiconductor Equipment
Broadcom, Inc.	(11,127)	(14,747,837)	27.2
Marvell Technology, Inc.	(178,082)	(12,622,452)	23.3
NXP Semiconductors NV	(7,735)	(1,916,501)	3.5
ON Semiconductor Corp.	(88,175)	(6,485,271)	12.0

		(35,772,061)

Software
Autodesk, Inc.	(787)	(204,951)	0.4

Specialty Retail
Foot Locker, Inc.	(88,054)	(2,509,539)	4.6

Textiles, Apparel & Luxury Goods
VF Corp.	(593,050)	(9,097,387)	16.8

Total Reference Entity — Short		(310,529,383)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$ (54,197,323)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

38

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$140,177,199	$—	$140,177,199
Common Stocks	702,688,352	—	—	702,688,352
Corporate Bonds	—	4,004,970,443	—	4,004,970,443
Non-Agency Mortgage-Backed Securities	—	1,436,566,511	—	1,436,566,511
Preferred Securities
Capital Trusts	—	5,148,810	—	5,148,810
U.S. Government Sponsored Agency Securities	—	773,092,442	—	773,092,442
Short-Term Securities
Money Market Funds	9,218,069	—	—	9,218,069
U.S. Treasury Obligations	—	27,069,224	—	27,069,224
Liabilities
Investments
TBA Sale Commitments	—	(14,554,496)	—	(14,554,496)

	$711,906,421	$6,372,470,133	$—	$7,084,376,554

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$179,364	$—	$179,364
Equity Contracts	—	33,196,669	—	33,196,669
Foreign Currency Exchange Contracts	—	13,501,370	—	13,501,370
Interest Rate Contracts	3,604,824	7,316,438	—	10,921,262
Other Contracts	—	1,270,497	—	1,270,497
Liabilities
Equity Contracts	—	(22,103,810)	—	(22,103,810)
Foreign Currency Exchange Contracts	—	(15,888,479)	—	(15,888,479)
Interest Rate Contracts	(11,066,321)	(8,817,013)	—	(19,883,334)
Other Contracts	—	(125,086)	—	(125,086)

	$(7,461,497)	$8,529,950	$—	$1,068,453

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso

Currency Abbreviation (continued)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Systematic Multi-Strategy Fund

Currency Abbreviation (continued)
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
MIBOR	Mumbai InterBank Overnight Rate
MSCI	Morgan Stanley Capital International
MXIBTIIE	Mexico Interbank TIIE 28-Day
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate

Portfolio Abbreviation (continued)
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate

40